UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-04694

The American Funds Tax-Exempt Series II

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: July 31, 2014

Courtney R. Taylor

The American Funds Tax-Exempt Series II

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Invest in municipal bonds
for tax-advantaged income.

American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Annual reports for the period ended July 31, 2014

American Funds Short-Term Tax-Exempt Bond Fund seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America seeks to provide a high level of current income exempt from federal income tax, consistent with preservation of capital.

American High-Income Municipal Bond Fund seeks to provide a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California seeks to provide a high level of current income exempt from regular federal and California state income taxes, with a secondary objective of preservation of capital.

American Funds Tax-Exempt Fund of New York seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes, with a secondary objective of preservation of capital.

Each fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted (maximum 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; 3.75% for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York), the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2014 (the most recent calendar quarter-end) and the total annual fund operating expense ratios as of the prospectus dated October 1, 2014 (unaudited):

	Cumulative total returns	Average annual total returns		Gross
Class A shares	1 year	5 years	10 years/Lifetime*	expense ratios

Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	-1.09%	1.05%	1.53%	0.58%
Limited Term Tax-Exempt Bond Fund of America	0.91	3.91	3.42	0.60

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	2.34	5.44	4.17	0.56
American High-Income Municipal Bond Fund	3.99	8.02	4.41	0.68
The Tax-Exempt Fund of California	3.34	6.69	4.48	0.63
American Funds Tax-Exempt Fund of New York	1.20	—	3.47	0.73

*	Applicable only to American Funds Tax-Exempt Fund of New York, which began operations on 11/1/10. All other funds reflect 10-year results.

For other share class results, visit americanfunds.com.

The five- and 10-year investment results for American Funds Short-Term Tax-Exempt Bond Fund include the fund’s results as a money market fund through the date of its conversion (August 7, 2009) to a short-term tax-exempt bond fund, and therefore are not representative of the fund’s results had it operated as a short-term tax-exempt bond fund for the full term of those periods. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements for American Funds Tax-Exempt Fund of New York, without which results would have been lower. The investment adviser is currently reimbursing a portion of other expenses for American Funds Tax-Exempt Fund of New York. This reimbursement will be in effect through at least September 30, 2014, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit americanfunds.com for more information.

A summary of each fund’s 30-day yield can be found on page 3.

Individual funds are listed in this report according to their risk potential, with the lowest risk funds listed first.

Contents

1	Letter to investors

4	Fund reviews

Investment portfolios

17	American Funds Short-Term Tax-Exempt Bond Fund

23	Limited Term Tax-Exempt Bond Fund of America

29	The Tax-Exempt Bond Fund of America

35	American High-Income Municipal Bond Fund

40	The Tax-Exempt Fund of California

45	American Funds Tax-Exempt Fund of New York

50	Financial statements

85	Boards of trustees and other officers

Fellow investors:

We are pleased to present you with this annual report for six American Funds municipal bond funds: American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York. This report covers results from August 1, 2013, through July 31, 2014, the conclusion of the funds’ fiscal year.

Municipal bond investors experienced a healthy market environment for much of the period, as tax-exempt securities rebounded from a turbulent 2013. Mixed economic news and geopolitical conflict drove renewed interest in fixed-income investments. Relatively attractive valuations for municipal bonds and a favorable supply-demand imbalance helped perpetuate the rally.

All six funds generated positive results. Total returns ranged from 1.43% for American Funds Short-Term Tax-Exempt Bond Fund to 9.99% for American High-Income Municipal Bond Fund. (See pages 4 through 16 for fund-specific results and information.)

Rebounding after a volatile 2013

At the start of the funds’ fiscal year last August, prices for most types of tax-exempt bonds were depressed, as investors fled fixed-income securities on concerns that the Federal Reserve would begin reducing its bond purchasing programs and that interest rates would gradually begin to rise. Shortly before the start of the fiscal year, the yield on the benchmark 10-year U.S. Treasury bond had reached its highest level in two years. Municipal bond investors were further unnerved by news coverage of the fiscal troubles facing Detroit and Puerto Rico.

By September, however, a turnaround in the Treasury market and attractive yields for most types of tax-exempt bonds helped trigger a rebound in the municipal market. In the early months of 2014, weather-related weakness in the U.S. economy, growing tensions in the Middle East and Ukraine, and turbulence in a number of overseas markets provided additional momentum for the broad bond market rally, as investors sought the relative safety of Treasuries and other fixed-income securities.

In general, municipal bonds delivered stronger returns than many types of taxable bonds, thanks in part to attractive valuations for tax-exempt bonds both in absolute terms and relative to Treasury securities at the beginning of the fiscal year. While returns for municipal bonds varied across the yield curve, the Barclays Municipal Bond Index, a broad measure of the investment-grade tax-exempt bond market, recorded a 7.27% gain for the fiscal year, compared with a rise of 3.97% for the Barclays U.S. Aggregate Index, a broad measure of the investment-grade taxable fixed-income market. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Attractive supply-and-demand dynamics provided an additional tailwind for the municipal market. After strong outflows through much of 2013, fund flows recovered in the latter half of the fiscal year. As demand increased, however, the supply of municipal bonds declined. For the first six months of 2014, issuance

American Funds Tax-Exempt Funds	1

was down 15% compared with the same period in 2013.

The fiscal problems confronting Puerto Rico continued to make headlines throughout the year. Bonds issued by Puerto Rico were among the most actively traded municipal securities in the second half of the fiscal year. Investor reaction to the Commonwealth’s challenges, including news of a potential restructuring of its public agencies, remains fluid.

In general, municipal bonds with longer maturities outpaced shorter term bonds, and lower rated securities generated better returns than those of higher quality. As interest rates declined over the period, investors gained confidence and increasingly sought opportunities for yield. In general, most of the tax-exempt bond funds covered in this report maintained relatively short duration positions, which proved to be a drag on overall returns. However, thanks to strong credit selection driven by our disciplined research effort, many of the funds kept pace with the market rally.

Looking forward

U.S. economic activity continues to accelerate, albeit at a modest pace. As growth continues to pick up, inflation is also likely to increase. Given these circumstances, and with the Fed winding down its asset purchase program, we expect interest rates to rise and feel it is likely there will be periods of uncertainty with regard to their future path. In such an environment, bond returns may be muted.

However, periods of rising interest rates provide opportunities to reinvest proceeds from bonds reaching maturity into less expensive bonds at higher yields and therefore higher tax-exempt income. Furthermore, the fiscal and economic outlook for many states and municipalities has improved substantially in recent months. While we maintain a conservative approach to the market, we are continuing to find opportunities to invest in bonds with attractive valuations that offer solid tax-exempt income. As always, we seek to maintain a careful balance between risk and potential return in the funds’ holdings.

We are grateful you have chosen to invest with us, and we look forward to reporting back to you in six months.

Sincerely,

Brenda S. Ellerin

President, American Funds Short-Term
Tax-Exempt Bond Fund and Limited Term
Tax-Exempt Bond Fund of America

Neil L. Langberg

President, The Tax-Exempt Bond Fund
of America and The Tax-Exempt Fund
of California

Karl J. Zeile

President, American High-Income
Municipal Bond Fund and American
Funds Tax-Exempt Fund of New York

September 9, 2014

For current information about the funds, visit americanfunds.com.

2	American Funds Tax-Exempt Funds

Funds’ 30-day yields

Below is a summary of each fund’s 30-day yield and 12-month distribution rate for Class A shares as of August 31, 2014. Both measures reflect the 2.50%/3.75% maximum sales charge. Each fund’s 30-day yield is calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The SEC yield reflects the rate at which each fund is earning income on its current portfolio of securities while the distribution rate reflects the funds’ past dividends paid to shareholders. Accordingly, the funds’ SEC yields and distribution rates may differ. The equivalent taxable yield assumes a 43.4% tax rate.1

	SEC	Equivalent	12-month
Class A shares	30-day yield	taxable yield	distribution rate
Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	0.21%	0.37%	1.00%
Limited Term Tax-Exempt Bond Fund of America	0.73	1.29	2.42

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	2.07	3.66	3.30
American High-Income Municipal Bond Fund	3.32	5.87	4.18
The Tax-Exempt Fund of California	2.12	4.32 [2]	3.41
American Funds Tax-Exempt Fund of New York	2.05	4.15 [3]	2.82

[1]	Based on 2014 federal tax rates. For the year 2014, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[2]	For investors in the 50.93% federal and California state tax bracket.
[3]	For investors in the 50.59% federal, New York state and New York City tax bracket.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Also, certain other income (such as distributions from gains on the sale of certain bonds purchased at less than par value for The Tax-Exempt Bond Fund of America), as well as capital gain distributions, may be taxable. High-yield/lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade/higher rated bonds. The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York are more susceptible to factors adversely affecting issuers of each state’s tax-exempt securities than a more widely diversified municipal bond fund. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

American Funds Tax-Exempt Funds	3

American Funds Short-Term Tax-Exempt Bond Fund

The fund produced a 1.43% total return for the fiscal year, exceeding the 1.16% gain of the Lipper Short Municipal Debt Funds Average, a peer group measure. The Barclays Municipal Short 1–5 Years Index recorded a 1.98% total return. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

For the 12 months ended July 31, 2014, the fund paid monthly dividends totaling about 11 cents a share. This amounts to a federally tax-exempt income return of 1.04% for those who reinvested dividends. This is equivalent to a taxable income return of 1.84% for investors in the 43.4%1 maximum federal tax bracket. A portion of the fund’s return also may be exempt from some state and local taxes.

While returns in the municipal bond market were positive overall, securities at the shorter end of the maturity spectrum — where the fund invests — tended to lag the broader market. Yields for shorter term bonds remain quite low, in part due to the Federal Reserve’s accommodative policies. The fund’s focus is first and foremost on protecting investor capital, which fund managers recognize as a top priority for most investors. At the close of the period, the largest concentrations in the portfolio included revenue bonds supporting hospital facilities (9.52%), airports (9.51%) and single-family housing (9.16%).

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 1.01% tax-exempt distribution rate3 as of July 31, 2014.

If your taxable income is ...				... then your federal		The fund’s tax-exempt distribution rate of 1.01% is
Single		Joint		tax rate is ...		equivalent to a taxable rate of ...
$0 –	9,075	$0 –	18,150	10.0%		1.12%
9,076 –	36,900	18,151 –	73,800	15.0		1.19
36,901 –	89,350	73,801 –	148,850	25.0		1.35
89,351 –	186,350	148,851 –	226,850	28.0		1.40
186,351 –	405,100	226,851 –	405,100	36.8	[1]	1.60
405,101 –	406,750	405,101 –	457,600	38.8	[1]	1.65
Over 406,750		Over 457,600		43.4	[1]	1.78

[1]	For the year 2014, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2014 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2014. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 2.50% on the $10,000 investment.1 Thus, the net amount invested was $9,750. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

4	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Consists of the Lipper Tax-Exempt Money Market Funds Index through July 31, 2009 (the period ended prior to the fund’s conversion from a tax-exempt money market fund to a short-term tax-exempt bond fund), and the Barclays Municipal Short 1–5 Years Index thereafter. Results of the Lipper Tax-Exempt Money Market Funds Index do not reflect any sales charges. The Barclays index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[3]	Prior to August 7, 2009, the fund was operated as a money market fund and did not have an initial sales charge.
[4]	In 2009, the fund changed its fiscal year-end from September 30 to July 31.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2014*

	1 year	5 years	10 years

Class A shares	-1.09%	1.07%	1.53%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

The five- and 10-year investment results include the fund’s results as a money market fund through the date of its conversion (August 7, 2009) to a short-term tax-exempt bond fund, and therefore are not representative of the fund’s results had it operated as a short-term tax-exempt bond fund for the full term of those periods. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Visit americanfunds.com for more information.

Portfolio quality summary*

Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	5

Limited Term Tax-Exempt Bond Fund of America

The fund produced a 3.56% gain, which slightly trailed the 3.75% total return of the Barclays Municipal Short-Intermediate 1–10 Years Index. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

The fund’s total return also fell short of the 5.30% total return of the Lipper Intermediate Municipal Debt Funds Average, a peer group measure.

The fund paid monthly dividends totaling about 40 cents a share for the fiscal year, which represents a federally tax-exempt income return of 2.55% for those who reinvested dividends. This is equivalent to a taxable income return of 4.51% for investors in the 43.4%1 maximum federal tax bracket.

During the 12-month period, the fund’s returns were limited due in part to an unexpected decline in already low interest rates and tightening of credit spreads. These conditions proved to be somewhat challenging for the fund, which focuses chiefly on investment-grade bonds (those rated BBB/Baa and above) with maturities ranging from a few years to 10 years. Nevertheless, the fund delivered a solid gain while continuing to focus on preserving investor principal and generating reasonable income. The fund’s largest concentrations at the end of the fiscal year included revenue bonds supporting critical local enterprises, including airports (14.0%) and hospital facilities (11.3%).

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.43% tax-exempt distribution rate3 as of July 31, 2014.

If your taxable income is ...				... then your federal		The fund’s tax-exempt distribution rate of 2.43% is
Single		Joint		tax rate is ...		equivalent to a taxable rate of ...
$0 –	9,075	$0 –	18,150	10.0%		2.70%
9,076 –	36,900	18,151 –	73,800	15.0		2.86
36,901 –	89,350	73,801 –	148,850	25.0		3.24
89,351 –	186,350	148,851 –	226,850	28.0		3.38
186,351 –	405,100	226,851 –	405,100	36.8	[1]	3.84
405,101 –	406,750	405,101 –	457,600	38.8	[1]	3.97
Over 406,750		Over 457,600		43.4	[1]	4.29

[1]	For the year 2014, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2014 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2014. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 2.50% on the $10,000 investment.1 Thus, the net amount invested was $9,750.2 Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

6	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The maximum initial sales charge was 3.75% until October 31, 2006.
[3]	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2014*

	1 year	5 years	10 years

Class A shares	0.97%	3.56%	3.36%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Portfolio quality summary*

Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	7

The Tax-Exempt Bond Fund of America

The fund advanced 7.60% for the fiscal year, outpacing the 7.27% total return of the Barclays Municipal Bond Index. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

By way of comparison, the Lipper General & Insured Municipal Debt Funds Average, a measure of the fund’s peer group, recorded a 7.67% total return.

For the 12 months, the fund paid monthly dividends totaling nearly 45 cents a share, amounting to a federally tax-exempt income return of 3.65% for those who reinvested dividends. This is equivalent to a taxable income return of 6.45% for investors in the 43.4%1 maximum federal tax bracket. The fund does not invest in bonds subject to the Alternative Minimum Tax (AMT).

Continuing with a fairly conservative approach to the market that we have discussed in recent reports, the fund focused on relatively shorter duration securities throughout the year. This approach proved to be slightly unfavorable in a period when longer maturities and lower rated securities generally outgained shorter term securities. However, efforts by the fund’s managers to seek out yield opportunities through strong credit research proved rewarding and the fund outpaced the overall market. Holdings of revenue bonds supporting hospital facilities and toll roads — among the fund’s largest concentrations — generated some of the strongest gains for the fund.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 3.33% tax-exempt distribution rate3 as of July 31, 2014.

If your taxable income is ...				... then your federal		The fund’s tax-exempt distribution rate of 3.33% is
Single		Joint		tax rate is ...		equivalent to a taxable rate of ...
$0 –	9,075	$0 –	18,150	10.0%		3.70%
9,076 –	36,900	18,151 –	73,800	15.0		3.92
36,901 –	89,350	73,801 –	148,850	25.0		4.44
89,351 –	186,350	148,851 –	226,850	28.0		4.63
186,351 –	405,100	226,851 –	405,100	36.8	[1]	5.27
405,101 –	406,750	405,101 –	457,600	38.8	[1]	5.44
Over 406,750		Over 457,600		43.4	[1]	5.88

[1]	For the year 2014, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2014 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2014. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

8	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2014*

	1 year	5 years	10 years

Class A shares	3.60%	5.17%	4.09%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Portfolio quality summary*

Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	9

American High-Income Municipal Bond Fund

The fund produced an outstanding 9.99% total return for the fiscal year, exceeding both the 6.84% gain of the Barclays High Yield Municipal Bond Index and the 7.27% return of the Barclays Municipal Bond Index, a measure of the investment-grade market. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. The fund also bested the 9.10% total return of the Lipper High-Yield Municipal Debt Funds Average, a peer group measure.

While we are pleased with the fund’s return, we remind readers that we take a long-term view of investing. You can find results for longer time frames on page 16. That said, we are gratified that our research-driven approach has helped the fund produce favorable relative results in the recently concluded fiscal year — a strong period for lower rated bonds — and that it also outpaced the Barclays Municipal Bond Index for the 12-month period ended July 31, 2013, which was a particularly challenging period for high-yield municipal securities.

For the 12 months ended July 31, 2014, the fund paid monthly dividends totaling about 67 cents a share, amounting to a federally tax-exempt income return of 4.71% for investors who reinvested dividends. This is equivalent to a taxable income return of 8.32% for investors in the 43.4%1 maximum federal tax bracket. A portion of the fund’s return also may be exempt from some state and local taxes.

The fund received positive contributions from a number of bonds representing a variety of sectors and geographies. Investments in revenue bonds backing senior living facilities and tax-exempt corporate bonds produced some of the strongest gains of the period.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 4.22% tax-exempt distribution rate3 as of July 31, 2014.

						The fund’s tax-exempt
If your taxable income is …				... then your federal		distribution rate of 4.22% is
Single		Joint		tax rate is …		equivalent to a taxable rate of ...
$0 –	9,075	$0 –	18,150	10.0%		4.69%
9,076 –	36,900	18,151 –	73,800	15.0		4.96
36,901 –	89,350	73,801 –	148,850	25.0		5.63
89,351 –	186,350	148,851 –	226,850	28.0		5.86
186,351 –	405,100	226,851 –	405,100	36.8	[1]	6.68
405,101 –	406,750	405,101 –	457,600	38.8	[1]	6.90
Over 406,750		Over 457,600		43.4	[1]	7.46

[1]	For the year 2014, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2014 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2014. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

10	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2014*

	1 year	5 years	10 years

Class A shares	5.89%	7.76%	4.34%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Portfolio quality summary*

Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and Fitch. If agency ratings differ, securities are placed in the lowest rated category. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	11

The Tax-Exempt Fund of California

The fund generated an 8.72% total return, a result that lagged the 9.04% gain of the Barclays California Municipal Index. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. The fund also trailed the 9.27% total return recorded by the Lipper California Municipal Debt Funds Average, a peer group measure.

The fund paid monthly dividends totaling about 63 cents a share for the 12-month period. Those investors who reinvested dividends received an income return of 3.83%. This is equivalent to a taxable income return of 7.81% for investors in the 50.93% effective combined federal and California tax bracket.

With the state economy improving and tax revenues rising, California is starting the current fiscal year in solid shape. The state’s planned budget for the current year features increases for education, pays down debt, and proposes a 32-year plan to fully fund the teachers’ pension system. These conditions have proved to be tailwinds for the state’s municipal bond market, which has seen spreads tighten across the credit spectrum. A reduced supply of bonds also has been supportive of returns.

The fund had a small concentration of holdings issued by Puerto Rico issuers (1.85%), which offer triple-tax-exempt status to investors. Select holdings in this area detracted from the fund’s overall positive result during the period.

Tax-exempt yields vs. taxable yields

Find your estimated 2014 taxable income below to determine your combined federal and California tax rate,* then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund’s 3.46% tax-exempt distribution rate† at July 31, 2014.

				... then your combined	The fund’s tax-exempt
If your taxable income is …				federal and California	distribution rate of 3.46% is
Single		Joint		state tax rate is …	equivalent to a taxable rate of ...
$0 –	7,749	$0 –	15,498	10.90%	3.88%
7,750 –	9,075	15,499 –	18,150	11.80	3.92
9,076 –	18,371	18,151 –	36,742	16.70	4.15
18,372 –	28,995	36,743 –	57,990	18.40	4.24
28,996 –	36,900	57,991 –	73,800	20.10	4.33
36,901 –	40,250	73,801 –	80,500	29.50	4.91
40,251 –	50,869	80,501 –	101,738	31.00	5.01
50,870 –	89,350	101,739 –	148,850	31.98	5.09
89,351 –	186,350	148,851 –	226,850	34.70	5.30
186,351 –	259,844	226,851 –	405,100	42.68	6.04
259,845 –	311,812	–		43.31	6.10
311,813 –	405,100	–		43.94	6.17
–		405,101 –	457,600	44.49	6.23
405,101 –	406,750	–		45.72	6.37
–		457,601 –	519,688	48.66	6.74
–		519,689 –	623,624	49.23	6.82
406,751 –	519,687	623,625 –	1,000,000	49.80	6.89
519,688 –	1,000,000	1,000,001 –	1,039,374	50.36	6.97
Over 1,000,000		Over 1,039,374		50.93	7.05

*	Based on 2014 federal and 2014 California tax rates. (State rates from 1.0% to 13.3% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates paid by California residents may be lower than those shown due to the availability of income tax deductions.
†	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2014. Capital gains distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

12	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2014*

	1 year	5 years	10 years

Class A shares	4.65%	6.45%	4.38%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Portfolio quality summary*

Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	13

American Funds Tax-Exempt Fund of New York

The fund produced a 6.83% total return. That result lagged the 7.47% gain of the Barclays New York Municipal Index. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. The fund also trailed the 7.01% total return of the Lipper New York Municipal Debt Funds Average, a measure of its peer group. However, as you can see in the table on page 16, the fund has continued to outpace its benchmarks over its lifetime.

For the year, the fund paid monthly dividends totaling about 31 cents a share. This represents an income return of 3.12% for those who reinvested dividends. For investors in the 50.59% combined effective federal, New York state and New York City tax bracket, this is equivalent to a taxable income return of 6.31%.

Generally speaking, the New York municipal bond market — which tends to be relatively higher quality — trails the broad market during periods when lower rated and longer duration bonds excel. However, over the past 12 months, the New York municipal bond market outpaced the broader national tax-exempt bond market due in part to strong demand for New York state tax-exempt bonds and improved credit quality among the larger issuers in the state. A wide variety of revenue bonds — including securities backing higher education facilities and hospitals - contributed to the fund’s overall positive return.

Tax-exempt yields vs. taxable yields

Find your estimated 2014 taxable income below to determine your combined federal and New York state tax rate,1,2 then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund’s 2.86% tax-exempt distribution rate3 at July 31, 2014.

				... then your combined	The fund’s tax-exempt
If your taxable income is …				federal and New York	distribution rate of 2.86% is
Single		Joint		state tax rate is …	equivalent to a taxable rate of ...
$0 –	8,300	$0 –	16,700	13.60%	3.31%
8,301 –	9,075	16,701 –	18,150	14.05	3.33
9,076 –	11,450	18,151 –	22,950	18.83	3.52
11,451 –	13,550	22,951 –	27,150	19.46	3.55
13,551 –	20,850	27,151 –	41,800	20.02	3.58
20,851 –	36,900	41,801 –	73,800	20.48	3.60
36,901 –	78,400	73,801 –	148,850	29.84	4.08
78,401 –	89,350	–		29.99	4.09
–		148,851 –	156,900	32.64	4.25
89,351 –	186,350	156,901 –	226,850	32.79	4.26
186,351 –	209,250	226,851 –	313,850	41.00	4.85
209,251 –	405,100	313,851 –	405,100	41.13	4.86
405,101 –	406,750	405,101 –	457,600	42.99	5.02
406,751 –	1,046,350	457,601 –	2,092,800	47.28	5.42
Over 1,046,350		Over 2,092,800		48.39	5.54

[1]	Income generated by the fund’s investments is also generally exempt from New York City taxes, offering additional tax advantages to New York City residents.
[2]	Based on 2014 federal and New York state tax rates. (State rates from 4.00% to 8.82% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates assume full deductibility of state taxes.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2014. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

14	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

(for the period November 1, 2010, to July 31, 2014, with dividends reinvested)

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2014*

		Lifetime
	1 year	(since 11/1/10)

Class A shares	2.80%	3.48%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. The investment adviser is currently reimbursing a portion of other expenses. This reimbursement will be in effect through at least September 30, 2014, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit americanfunds.com for more information.

Portfolio quality summary*

Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	15

Results at a glance

For periods ended July 31, 2014, with distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime[1]

American Funds Short-Term Tax-Exempt Bond Fund (Class A shares)	1.43%	—%	—%	1.67%
Barclays Municipal Short 1-5 Years Index[2,3]	1.98	—	—	2.20
Lipper Short Municipal Debt Funds Average	1.16	—	—	1.56

Limited Term Tax-Exempt Bond Fund of America (Class A shares)	3.56	4.09	3.62	4.32
Barclays Municipal Short-Intermediate 1-10 Years Index[2,4]	3.75	3.53	3.92	4.52
Lipper Intermediate Municipal Debt Funds Average	5.30	4.38	3.73	4.51

The Tax-Exempt Bond Fund of America (Class A shares)	7.60	5.97	4.49	6.76
Barclays Municipal Bond Index[2]	7.27	5.50	4.85	—	[5]
Lipper General & Insured Municipal Debt Funds Average	7.67	5.84	4.12	6.70

American High-Income Municipal Bond Fund (Class A shares)	9.99	8.58	4.74	5.66
Barclays Municipal Bond Index[2]	7.27	5.50	4.85	5.72
Barclays High Yield Municipal Bond Index[2]	6.84	9.93	5.63	—	[5]
Lipper High-Yield Municipal Debt Funds Average	9.10	8.24	4.30	5.09

The Tax-Exempt Fund of California (Class A shares)	8.72	7.26	4.78	5.79
Barclays California Municipal Index[2]	9.04	6.52	5.20	—	[5]
Lipper California Municipal Debt Funds Average	9.27	6.80	4.46	5.74

American Funds Tax-Exempt Fund of New York (Class A shares)	6.83	—	—	4.54
Barclays New York Municipal Index[2]	7.47	—	—	4.18
Lipper New York Municipal Debt Funds Average	7.01	—	—	3.64

[1]	Since 8/7/09 (American Funds Short-Term Tax-Exempt Bond Fund), 10/6/93 (Limited Term Tax-Exempt Bond Fund of America), 10/3/79 (The Tax-Exempt Bond Fund of America), 9/26/94 (American High-Income Municipal Bond Fund), 10/28/86 (The Tax-Exempt Fund of California) and 11/1/10 (American Funds Tax-Exempt Fund of New York).
[2]	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[3]	Barclays Municipal Short 1–5 Years Index is a market value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to five years.
[4]	Barclays Municipal Short-Intermediate 1-10 Years Index is a market value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to 10 years.
[5]	This index did not exist at the fund’s inception.

16	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

Summary investment portfolio July 31, 2014

Bonds, notes & other debt instruments 85.15%	Principal amount (000)	Value (000)
California 7.81%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 0.96% 2045 (put 2023)[1]	$6,600	$6,522
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-E-3, 0.76% 2047 (put 2019)[1]	3,000	2,987
Various Purpose G.O. Ref. Bonds, 5.00% 2018	3,000	3,453
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-B, 5.00% 2015	1,000	1,044
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2014)	4,500	4,546
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-B, 5.00% 2043 (put 2017)	1,145	1,299
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-D, 5.00% 2043 (put 2020)	1,500	1,769
Los Angeles County Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2018	3,000	3,494
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 4.00% 2018	2,500	2,767
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2017	2,510	2,821
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2018	1,085	1,244
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2019	1,000	1,163
Other securities		29,180
		62,289

Colorado 1.14%
Dept. of Transportation, Transportation Rev. Ref. Anticipation Notes, 5.00% 2016	5,000	5,545
Other securities		3,516
		9,061

Florida 8.14%
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2017	1,000	1,119
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2019	6,450	7,482
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2015 (escrowed to maturity)	4,000	4,176
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2016 (escrowed to maturity)	5,295	5,768
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2012, 0.81% 20171	3,800	3,806
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2005-B, AMT, Assured Guaranty Municipal insured, 5.00% 2016	3,000	3,162
State Board of Education, Public Education Capital Outlay Ref. Bonds, Series 2009-B, 5.00% 2015	3,000	3,122
City of Tampa, Utility Tax Rev. Ref. Bonds, National insured, 5.00% 2015	3,615	3,818
Other securities		32,424
		64,877

Georgia 2.82%
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds (Third Indenture Series), Series 2014-A, 0.36% 2025 (put 2017)[1]	5,250	5,248
Other securities		17,224
		22,472

American Funds Tax-Exempt Funds	17

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois 5.83%
Build Bonds (Sales Tax Rev. Bonds), Series June 2013, 5.00% 2020	$3,500	$4,127
Educational Facs. Auth. Rev. Bonds (University of Chicago), Series 1998-B, 1.65% 2025 (put 2019)	10,390	10,433
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001-B-1, 1.10% 2036 (put 2018)	1,250	1,250
Unemployment Insurance Fund Building Receipts Rev. Bonds (Illinois Dept. of Employment Security), Series 2012-A, 5.00% 2016	4,000	4,437
Other securities		26,229
		46,476

Maryland 0.93%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	3,595	3,769
Other securities		3,667
		7,436

Massachusetts 3.95%
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System), Series 2014-M-3, 0.61% 2038 (put 2018)[1]	6,075	6,070
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2014-I, AMT, 5.00% 2021	3,000	3,384
Other securities		22,033
		31,487

Michigan 4.24%
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	5,000	5,120
Regents of the University of Michigan, General Rev. Ref. Bonds, Series 2012-F, 0.46% 2043 (put 2016)[1]	3,000	3,004
Other securities		25,699
		33,823

Missouri 1.17%
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2007-B, AMT, Assured Guaranty Municipal insured, 5.00% 2016	5,000	5,392
Other securities		3,972
		9,364

Nebraska 0.99%
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2014-A, 3.00% 2044	3,000	3,161
Other securities		4,763
		7,924

18	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount (000)	Value (000)
New Jersey 4.10%
Econ. Dev. Auth., School Facs. Construction Bonds, Assured Guaranty Municipal insured, Subseries J-5, 5.00% 2029 (preref. 2015)	$2,000	$2,104
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2010-DD-1, 5.00% 2016	1,500	1,650
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2019	4,000	4,554
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 5.00% 2014	2,000	2,032
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 4.00% 2017	3,500	3,815
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 5.00% 2018	2,000	2,276
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2014-1A1, AMT, 4.00% 2017	1,750	1,908
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2014-1A1, AMT, 5.00% 2016	1,000	1,097
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2014-1A1, AMT, 5.00% 2018	2,250	2,561
Other securities		10,683
		32,680

New Mexico 0.76%
Educational Assistance Foundation, Education Loan Rev. Ref. Bonds, Series 2009-C, AMT, 3.90% 2014	3,000	3,008
Other securities		3,015
		6,023

New York 9.99%
City of New York, G.O. Bonds, Fiscal 2008 Series J-4, 0.61% 2025[1]	5,000	4,996
City of New York, G.O. Bonds, Fiscal 2010 Series C, 5.00% 2014	1,000	1,000
City of New York, G.O. Bonds, Fiscal 2010 Series C, 5.00% 2015	1,000	1,049
City of New York, G.O. Bonds, Fiscal 2011 Series B, 5.00% 2015	1,000	1,049
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2015	1,000	1,049
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2017	1,000	1,129
City of New York, G.O. Bonds, Fiscal 2012 Series I, 5.00% 2018	1,000	1,155
City of New York, G.O. Bonds, Fiscal 2014 Series A-6, 0.56% 2031[1]	2,500	2,471
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2017	3,000	3,320
Thruway Auth., General Rev. Junior Indebtedness Obligations Series 2013-A, 5.00% 2019	4,700	5,450
Tobacco Settlement Fncg. Corp., Asset-Backed Rev. Bonds, Series 2013-B, 5.00% 2020	2,900	3,140
Other securities		53,862
		79,670

North Dakota 0.55%
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	3,440	3,740
Other securities		678
		4,418

American Funds Tax-Exempt Funds	19

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio 2.25%
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, Assured Guaranty Municipal insured, 5.00% 2016	$4,500	$4,784
Other securities		13,129
		17,913

Oregon 1.40%
Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2013-C, 1.06% 2022 (put 2018)[1]	3,000	3,013
Other securities		8,166
		11,179

Pennsylvania 1.86%
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-B, 5.00% 2021	4,000	4,528
Other securities		10,292
		14,820

Rhode Island 0.61%
Health and Educational Building Corp.,
Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2006-A, Assured Guaranty Municipal insured, 5.00% 2016	3,000	3,210
Other securities		1,633
		4,843

Tennessee 2.21%
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-1-C, 4.50% 2037	1,255	1,401
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	895	983
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2011-1-A, AMT, 4.50% 2031	2,215	2,381
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2012-1-A, AMT, 4.50% 2038	1,055	1,135
Housing Dev. Agcy., Residential Fin. Program Bonds, Issue 2013-1-C, 3.00% 2038	1,845	1,948
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	970	1,036
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-1-A, AMT, 4.00% 2039	2,000	2,166
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2016	3,220	3,485
Other securities		3,078
		17,613

Texas 6.24%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bond
Anticipation Notes, Series 2014-A, 3.00% 2016	8,150	8,630
Houston Independent School Dist. (Harris County), Limited Tax Schoolhouse Bonds, Series 2013-B, 2.00% 2037 (put 2016)	3,400	3,497
Other securities		37,615
		49,742

20	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount (000)	Value (000)
Vermont 0.41%
Student Assistance Corp., Education Loan Rev. Notes, Series 2012-B, AMT, 1.732% 2022[1]	$3,271	$3,277

Virginia 0.72%
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2013-A, 5.00% 2020	3,000	3,553
Other securities		2,224
		5,777

Washington 3.19%
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2012-A, 5.00% 2017	5,000	5,641
Other securities		19,813
		25,454
Other states & U.S. territories 13.84%
Other securities		110,297
Total bonds, notes & other debt instruments (cost: $668,562,000)		678,915

Short-term securities 15.57%

State of Arizona, Maricopa County, Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Arizona Public Service Co. Palo Verde Project), Series 2009-B, JPMorgan Chase LOC, 0.07% 2029[1]	7,500	7,500
State of California, Infrastructure and Econ. Dev. Bank, Demand Rev. Bonds (Buck Institute for Age Research) Series 2001, U.S. Bank LOC, 0.05% 2037[1]	12,000	12,000
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2014-A, 1.50% 6/26/2015	19,000	19,239
State of Louisiana, Industrial Dev. Board of the Parish of East Baton Rouge, Inc., Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 0.05% 2040[1]	3,350	3,350
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2000, AMT, 0.06% 2030[1]	1,700	1,700
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2001-B, AMT, 0.06% 2025[1]	4,200	4,200
State of Texas, Lower Neches Valley Auth., Industrial Dev. Corp. Rev. Bonds (ExxonMobil Project), Series 2011, 0.04% 20381	8,000	8,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-F, 0.05% 2030[1]	2,100	2,100
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-B, 0.05% 2030[1]	1,000	1,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-K, 0.05% 2035[1]	2,700	2,700

American Funds Tax-Exempt Funds	21

American Funds Short-Term Tax-Exempt Bond Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-A, 0.04% 2035[1]	$6,445	$6,445
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 1996-D, 0.04% 2030[1]	5,300	5,300
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 0.05% 2033[1]	3,550	3,550
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2004-A, 0.05% 2034[1]	1,745	1,745
State of New York, City of New York, G.O. Bonds, Fiscal 2008 Series L, Subseries L-4, 0.06% 2038[1]	2,000	2,000
State of New York, City of New York, G.O. Bonds, Fiscal 2012 Series G, Subseries G-5, 0.04% 2042[1]	2,300	2,300
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2014-A, 2.00% 6/15/2015	4,950	5,031
State of Texas, Tax and Rev. Anticipation Notes, Series 2013, 2.00% 8/28/2014	20,000	20,029
Other securities		15,940

Total short-term securities (cost: $124,125,000)		124,129
Total investment securities 100.72% (cost: $792,687,000)		803,044
Other assets less liabilities (0.72)%		(5,770)

Net assets 100.00%		$797,274

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See page 88 for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

22	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

Summary investment portfolio July 31, 2014

Bonds, notes & other debt instruments 91.02%	Principal amount (000)	Value (000)
California 11.91%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 0.96% 2045 (put 2023)[1]	$20,500	$20,259
Econ. Recovery Bonds, Ref. Series 2009-A, 5.00% 2020	9,000	10,645
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	7,500	8,231
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2016	8,430	9,267
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Ref. Bonds, Series 2011-A-1, 5.00% 2018	7,010	8,139
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2021	7,750	9,109
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2002-C, AMT, 5.25% 2023 (put 2017)[2]	8,250	8,989
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.00% 2017	8,500	9,585
City of San Jose, Airport Rev. Bonds, Series 2007-A, AMT, AMBAC insured, 5.50% 2020	7,820	8,607
Other securities		273,620
		366,451

Connecticut 0.46%
Special Tax Obligation Ref. Bonds, Transportation Infrastructure Purposes, Series 2009-1, 5.00% 2019	8,550	9,936
Other securities		4,344
		14,280

District of Columbia 1.22%
University Rev. Bonds (Georgetown University Issue), Series 2001-B, 4.70% 2031 (put 2018)	8,500	9,428
Other securities		28,194
		37,622

Florida 9.74%
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2018	2,000	2,285
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2019	5,000	5,800
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 5.50% 2017	10,035	11,371
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2015	5,500	5,722
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.25% 2017	5,850	6,588
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2022	10,200	12,027
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2018	7,585	8,268
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.00% 2021	2,250	2,599
Miami-Dade County, Aviation Rev. Ref. Bonds, AMT, 5.00% 2023	945	1,095
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2020	5,750	6,718
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	11,600	13,554
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2003-E, AMT, National insured, 5.375% 2017	2,000	2,277
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2005-B, AMT, XLC Ainsured, 5.00% 2018	1,000	1,052
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-A, 5.75% 2022	1,500	1,790

American Funds Tax-Exempt Funds	23

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-B, 5.50% 2018	$3,580	$4,206
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-B, 5.75% 2021	2,000	2,404
Putnam County Dev. Auth., Pollution Control Rev. Ref. Bonds (Seminole Electric Cooperative, Inc. Project), Series 2007-B, AMBAC insured, 5.35% 2042 (put 2018)	10,370	11,814
Other securities		200,036
		299,606

Georgia 2.71%
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 5.25% 2020	8,750	9,766
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.75% 2019	16,000	18,830
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No.1), Series A, 5.00% 2018	10,930	12,431
Other securities		42,177
		83,204

Hawaii 0.82%
Airports System Rev. Bonds, Series 2010-B, AMT, 5.00% 2018	9,900	11,329
Other securities		13,783
		25,112

Illinois 7.98%
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 5.00% 2017	1,500	1,658
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 5.00% 2019	2,785	3,217
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2012-B, AMT, 5.00% 2024	2,000	2,237
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2013-A, AMT, 5.00% 2022	3,055	3,546
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B, FGIC-National insured, 5.25% 2015	1,500	1,532
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B, National insured, 5.25% 2016	1,000	1,069
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2008-A, Assured Guaranty Municipal insured, 5.00% 2019	2,000	2,242
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2025	6,170	6,827
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2021	10,000	11,566
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2023	5,000	5,749
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, AMT, 5.00% 2018	2,000	2,260
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, AMT, 5.00% 2019	2,000	2,288
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2013-B, AMT, 5.00% 2022	3,000	3,482
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds, Series 2003-A, FGIC-National insured, 5.50% 2018	7,720	9,023
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-A, 5.00% 2018	7,500	8,640
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.125% 2019	6,500	7,514
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.25% 2020	6,500	7,607

24	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount	Value
	(000)	(000)
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.375% 2021	$1,000	$1,183
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023	12,425	14,475
State Toll Highway Auth., Toll Highway Priority Rev. Ref. Bonds, Series 1998-A, Assured Guaranty Municipal insured, 5.50% 2015	9,825	10,045
Other securities		139,200
		245,360

Indiana 3.16%
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-B, AMT, 5.00% 2019	10,440	11,267
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017	20,545	22,593
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2006-F, AMT, AMBAC insured, 5.00% 2022	7,500	8,055
Other securities		55,247
		97,162

Kentucky 1.32%
Public Transportation Infrastructure Auth., Toll Rev. Bond Anticipation Notes (Downtown Crossing Project), Series 2013-A, 5.00% 2017	8,625	9,600
Other securities		31,067
		40,667

Louisiana 1.68%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2022	8,235	9,383
Other securities		42,175
		51,558

Maryland 0.65%
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International
Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2020	8,150	9,378
Other securities		10,458
		19,836

Michigan 4.27%
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2005, AMT, National insured, 5.25% 2016	3,000	3,175
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2007, AMT, FGIC-National insured, 5.00% 2018	1,000	1,112
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2008-A, AMT, Assured Guaranty insured, 5.25% 2018	1,465	1,587
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-A, AMT, 5.00% 2017	1,615	1,809
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-A, AMT, 5.00% 2018	3,590	4,070
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2019	1,000	1,145
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2020	10,000	11,507
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2021	8,240	9,480
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-B, 5.00% 2019	1,000	1,148
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2019	3,560	4,077
Other securities		92,093
		131,203

American Funds Tax-Exempt Funds	25

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nevada 2.12%
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Ref. Bonds, Series 2011, 5.00% 2020	$12,320	$14,557
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2011-C, 5.00% 2019	7,760	9,059
Other securities		41,725
		65,341

New Jersey 2.60%
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2014 (escrowed to maturity)	8,000	8,050
Other securities		71,856
		79,906

New York 8.85%
City of New York, G.O. Bonds, Fiscal 2008 Series J-4, 0.61% 2025[1]	6,325	6,320
City of New York, G.O. Bonds, Fiscal 2009 Series H-1, 5.00% 2016	2,000	2,151
City of New York, G.O. Bonds, Fiscal 2011 Series B, 5.00% 2015	3,500	3,671
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2017	5,000	5,647
City of New York, G.O. Bonds, Fiscal 2012 Series I, 5.00% 2020	5,000	5,914
City of New York, G.O. Bonds, Series 2013-E, 5.25% 2022	5,000	6,063
City of New York, G.O. Bonds, Series 2014-G, 5.00% 2023	1,500	1,802
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2024	5,000	6,010
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2020	5,500	6,607
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	8,500	9,298
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-A2, 0.33% 2041 (put 2016)[1]	1,000	1,000
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2020	3,250	3,856
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 4.00% 2021	3,470	3,888
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-G-1H, 0.952% 2026 (put 2016)[1]	2,650	2,681
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2018	1,105	1,286
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2020	7,000	8,306
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2021	1,000	1,192
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2014-A-2, 5.00% 2028	3,000	3,453
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2017	10,000	11,171
Other securities		181,904
		272,220

South Carolina 0.65%
Transportation Infrastructure Bank, Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.25% 2018	8,000	9,356
Other securities		10,766
		20,122

26	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Texas 7.94%
G.O. Bonds, College Student Loan Bonds, Series 2011-A, AMT, 5.00% 2019	$1,700	$1,996
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009-A, 5.00% 2019	1,000	1,161
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2020	3,640	4,170
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2020 (preref. 2018)	360	414
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2019	10,000	11,594
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-E-3, 5.75% 2038 (put 2016)	9,850	10,523
Other securities		214,522
		244,380

Wisconsin 1.31%
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2021	7,765	8,775
Other securities		31,625
		40,400

Other states & U.S. territories 21.63%
Other securities		665,545
Total bonds, notes & other debt instruments (cost: $2,647,273,000)		2,799,975

Short-term securities 8.64%
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-B, 0.05% 2033[1]	3,600	3,600
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 0.05% 2029[1]	5,300	5,300
State of Louisiana, Industrial Dev. Board of the Parish of East Baton Rouge, Inc., Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 0.05% 2040[1]	5,000	5,000
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 0.05% 2035[1]	3,700	3,700
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2000, AMT, 0.06% 2030[1]	1,100	1,100
State of Wyoming, Lincoln County, Pollution Control Rev. Bonds (Exxon Project), Series 1984-C, 0.05% 11/1/2014[1]	4,800	4,800
State of California, Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-C, JPMorgan Chase LOC, 0.04% 2026[1]	9,900	9,900
State of California, Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-E, JPMorgan Chase LOC, 0.04% 2026[1]	16,300	16,300
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2014-A, 1.50% 6/26/2015	25,000	25,314
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 0.05% 2030[1]	4,000	4,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 0.05% 2030[1]	1,700	1,700
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-E, 0.05% 2030[1]	3,000	3,000

American Funds Tax-Exempt Funds	27

Limited Term Tax-Exempt Bond Fund of America

Short-term securities (continued)	Principal amount (000)	Value (000)
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-G, 0.04% 2030[1]	$1,200	$1,200
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-G, 0.04% 2035[1]	6,840	6,840
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-I, 0.04% 2035[1]	1,300	1,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-K, 0.05% 2035[1]	3,000	3,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-F, 0.05% 2035[1]	2,745	2,745
State of Mississippi, Jackson County, Port Fac. Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.04% 2023[1]	3,900	3,900
State of Wyoming, Uinta County, Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.04% 2020[1]	3,300	3,300
State of New York, City of New York, G.O. Bonds, Fiscal 1994 Series E-2, 0.06% 2020[1]	3,000	3,000
State of New York, City of New York, G.O. Bonds, Fiscal 2008 Series L, Subseries L-4, 0.06% 2038[1]	10,800	10,800
State of New York, City of New York, G.O. Bonds, Fiscal 2012 Series G, Subseries G-5, 0.04% 2042[1]	1,800	1,800
State of North Carolina, Charlotte-Mecklenburg Hospital Auth., Carolinas HealthCare System, Health Care Rev. Ref. Bonds, Series 2007-B, Wells Fargo Bank LOC, 0.04% 2045[1]	13,695	13,695
State of Texas, Tax and Rev. Anticipation Notes, Series 2013, 2.00% 8/28/2014	75,000	75,111
Other securities		55,301

Total short-term securities (cost: $265,694,000)		265,706
Total investment securities 99.66% (cost: $2,912,967,000)		3,065,681
Other assets less liabilities 0.34%		10,545

Net assets 100.00%		$3,076,226

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See page 88 for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $12,242,000, which represented .40% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

28	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

Summary investment portfolio July 31, 2014

Bonds, notes & other debt instruments 89.87%	Principal amount (000)	Value (000)
Arizona 2.99%
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 0.967% 2037[1]	$22,200	$19,279
Other securities		259,770
		279,049

California 11.57%
Econ. Recovery Bonds, Ref. Series 2009-A, 5.25% 2021	17,750	21,116
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	24,000	27,483
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	19,600	22,608
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 5.25% 2032	16,500	18,834
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	25,440	19,205
Turlock Irrigation Dist., Rev. Ref. Bonds, Series 2011, 5.50% 2041	17,990	20,152
Other securities		949,490
		1,078,888

Colorado 2.68%
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042	26,000	26,988
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	23,765	26,348
Other securities		196,668
		250,004

Florida 7.91%
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	20,000	22,931
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2035	27,350	29,888
Other securities		684,456
		737,275

Georgia 3.30%
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2022	20,500	24,182
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2008-E, 7.00% 2023	19,670	22,927
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.75% 2019	23,000	27,068
Other securities		233,476
		307,653

Hawaii 0.27%
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2013-A, 5.50% 2043	17,000	18,957
Other securities		6,010
		24,967

Illinois 8.90%
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, L.L.C. – Northern Illinois University Project), Series 2011, 6.875% 2043	27,500	31,750
State Toll Highway Auth., Toll Highway Priority Rev. Bonds, Series 2006-A-1, Assured Guaranty Municipal insured, 5.00% 2024	5,000	5,398
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2008-B, 5.50% 2033	18,210	20,206
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2027	1,305	1,501
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2028	1,000	1,138
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2029	3,000	3,399

American Funds Tax-Exempt Funds	29

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2030	$7,100	$7,989
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2032	1,000	1,111
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2033	2,200	2,429
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2038	28,250	30,767
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2038	2,500	2,745
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2039	3,000	3,289
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 4.50% 2027	6,000	6,479
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2025	10,000	11,289
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2028	10,000	11,098
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2031	4,000	4,417
Other securities		684,873
		829,878

Indiana 2.25%
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2039	18,415	18,815
Other securities		190,726
		209,541

Iowa 0.45%
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.00% 2019	23,000	24,235
Other securities		17,958
		42,193

Kentucky 0.49%
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 6.00% 2053	18,020	20,374
Other securities		25,052
		45,426

Louisiana 2.04%
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	24,360	27,135
Other securities		162,725
		189,860

Massachusetts 2.46%
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series 2013-X, 5.00% 2048	17,500	18,926
Other securities		210,268
		229,194

Michigan 3.38%
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2048	43,205	34,108
Other securities		280,674
		314,782

Nevada 2.00%
Clark County, Airport System Rev. Bonds, Series 2010-B, 5.125% 2036	18,000	19,436
Other securities		167,066
		186,502

New Hampshire 0.38%
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.125% 2039	18,115	19,518
Other securities		15,673
		35,191

30	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
New Jersey 2.30%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	$38,100	$28,343
Transit Corp., Certs. of Part., Series 2005-A, FGIC-National insured, 5.00% 2018 (preref. 2015)	7,750	8,166
Transit Corp., Certs. of Part., Series 2005-A, FGIC-National insured, 5.00% 2021 (preref. 2015)	5,000	5,269
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds), Series 2010-A, 0% 2030	10,000	4,652
Transportation Trust Fund Auth., Transportation System Bonds, Series 2004-A, FGIC-National insured, 5.75% 2025	5,000	6,075
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-D, 5.00% 2020 (preref. 2015)	4,000	4,170
Transportation Trust Fund Auth., Transportation System Bonds, Series 2008-A, 6.00% 2038	3,255	3,796
Transportation Trust Fund Auth., Transportation System Bonds, Series 2008-A, 6.00% 2038 (preref. 2018)	1,745	2,124
Transportation Trust Fund Auth., Transportation System Bonds, Series 2011-B, 5.50% 2031	2,000	2,285
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2020	10,000	11,684
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2021	10,000	11,568
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2022	20,000	23,216
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2005-B, AMBAC insured, 5.25% 2023	8,000	9,297
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	1,000	1,149
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2012-A, 5.00% 2042	2,240	2,364
Other securities		90,602
		214,760

New York 5.57%
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	21,000	23,173
Seneca Nation of Indians, Rev. Bonds, Series A, 5.00% 2023[2]	18,900	19,814
Other securities		476,192
		519,179

Ohio 4.00%
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-C, 5.625% 2018	17,200	19,223
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Convertible Capital Appreciation Bonds, Series 2007-A-3, 6.25% 2037	5,000	4,160
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	38,990	31,740
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	35,790	27,999
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	51,125	43,131
Other securities		247,107
		373,360

South Carolina 1.35%
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds (School Dist. of Greenville County, South Carolina Project), Series 2006, 5.00% 2023	19,845	21,707
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2008-A, 5.50% 2038	20,000	22,570
Other securities		81,925
		126,202

American Funds Tax-Exempt Funds	31

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas 9.32%
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2032	$20,500	$22,590
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009-A, 5.00% 2028	1,500	1,702
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2011-A, 5.00% 2021	1,400	1,696
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2013-B, 5.00% 2026	1,600	1,918
Public Fin. Auth., G.O. Bonds, Series 2007, 5.00% 2024	1,525	1,718
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017	2,050	2,297
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017 (escrowed to maturity)	200	224
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2021	11,420	13,059
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2021 (preref. 2018)	1,125	1,295
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2028	6,375	7,134
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2028 (preref. 2018)	625	720
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 2053	24,800	26,519
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	1,000	1,136
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033	15,100	16,811
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021	3,760	4,287
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023	12,570	14,332
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025	5,000	5,662
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-E-3, 5.75% 2038 (put 2016)	2,150	2,297
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2033	11,000	12,269
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038	8,500	9,454
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	16,000	18,763
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.10% 2028	5,000	5,857
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.25% 2039	5,000	5,794
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034	1,500	1,752
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2038	5,000	5,780
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-A, 0.86% 2050 (put 2019)[1]	3,600	3,595
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-B, 5.00% 2038	8,000	8,502
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	8,600	8,644
Other securities		663,623
		869,430

Washington 3.04%
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2012-A, 5.00% 2017	17,000	19,178
Health Care Facs. Auth., Rev. Ref. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	18,500	19,436
Other securities		245,257
		283,871

Wisconsin 1.95%
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036	52,960	62,553
Other securities		119,737
		182,290
Other states & U.S. territories 11.27%
Other securities		1,051,976

Total bonds, notes & other debt instruments (cost: $7,869,514,000)		8,381,471

32	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

Short-term securities 9.47%	Principal amount (000)	Value (000)
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-A, 0.05% 2033[1]	$3,500	$3,500
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-B, 0.05% 2033[1]	9,000	9,000
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-C, 0.05% 2033[1]	13,100	13,100
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 0.05% 2029[1]	7,600	7,600
State of Louisiana, Industrial Dev. Board of the Parish of East Baton Rouge, Inc., Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 0.05% 2040[1]	4,550	4,550
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 0.04% 2019[1]	7,020	7,020
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 0.05% 2035[1]	5,200	5,200
State of Texas, Lower Neches Valley Auth., Industrial Dev. Corp. Rev. Bonds (ExxonMobil Project), Series 2011, 0.04% 2038[1]	21,800	21,800
State of Wyoming, Sublette County, Pollution Control Rev. Bonds (Exxon Project), Series 1984, 0.04% 11/1/2014[1]	9,500	9,500
State of California, County of Ventura, 2014-15 Tax and Rev. Anticipation Notes 1.50% 2015	20,000	20,252
State of California, County of Los Angeles, 2014-15 Tax and Rev. Anticipation Notes, 1.50% 2015	22,670	22,961
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2014-A, 1.50% 6/26/2015	56,000	56,704
State of Massachusetts, Health and Educational Facs. Auth., Demand Rev. Bonds (Dana Farber Cancer Institute Issue), Series 2008-L1, JPMorgan Chase LOC, 0.04% 2046[1]	20,000	20,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 0.05% 2030[1]	18,800	18,800
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-B, 0.05% 2030[1]	20,200	20,200
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 0.05% 2030[1]	22,100	22,100
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-A, 0.05% 2030[1]	12,400	12,400
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-F, 0.05% 2030[1]	4,000	4,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-G, 0.04% 2030[1]	2,300	2,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-G, 0.04% 2035[1]	2,400	2,400
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-H, 0.05% 2035[1]	1,100	1,100

American Funds Tax-Exempt Funds	33

The Tax-Exempt Bond Fund of America

Short-term securities (continued)	Principal amount (000)	Value (000)
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-K, 0.05% 2035[1]	$14,100	$14,100
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-L, 0.04% 2035[1]	1,275	1,275
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-L, 0.05% 2035[1]	1,780	1,780
State of Mississippi, Jackson County, Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1992, 0.05% 2016[1]	1,200	1,200
State of Mississippi, Jackson County, Port Fac.Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.04% 2023[1]	5,430	5,430
State of Wyoming, Uinta County, Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.04% 2020[1]	19,520	19,520
State of New Jersey, Transportation Trust Fund Auth., Transportation System Bonds, Series 2009-C, 0.06% 2032[1]	6,250	6,250
State of New York, City of New York, G.O. Bonds, Fiscal 1993 Series A-7, JPMorgan Chase LOC, 0.06% 2020[1]	5,500	5,500
State of New York, City of New York, G.O. Bonds, Fiscal 1999 Series B-2, JPMorgan Chase LOC, 0.05% 2023[1]	1,550	1,550
State of New York, City of New York, G.O. Bonds, Fiscal 2008 Series L, Subseries L-4, 0.06% 2038[1]	12,000	12,000
State of New York, City of New York, G.O. Bonds, Fiscal 2012 Series G, Subseries G-5, 0.04% 2042[1]	3,000	3,000
State of Texas, Tax and Rev. Anticipation Notes, Series 2013, 2.00% 8/28/2014	225,000	225,333
Other securities		301,254

Total short-term securities (cost: $882,640,000)		882,679
Total investment securities 99.34% (cost: $8,752,154,000)		9,264,150
Other assets less liabilities 0.66%		61,625

Net assets 100.00%		$9,325,775

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See page 88 for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $113,731,000, which represented 1.22% of the net assets of the fund.

Key to abbreviations
Agcy. = Agency
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of Credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

34	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

Summary investment portfolio July 31, 2014

Bonds, notes & other debt instruments 91.25%	Principal amount (000)	Value (000)
Arizona 2.62%
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds (Global Water Resources, LLC Project), Series 2007, AMT, 6.55% 2037	$17,000	$17,244
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds (Global Water Resources, LLC Project), Series 2008, AMT, 7.50% 2038	10,000	10,485
Other securities		51,846
		79,575

California 14.00%
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 6.50% 2028	9,750	10,602
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	12,750	14,707
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project), Series 2006-C, National insured, 3.75% 2028	11,545	11,182
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	14,375	10,852
Other securities		377,318
		424,661

Colorado 4.93%
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.25% 2032	18,000	18,385
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.75% 2032	2,905	3,010
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 2043	11,000	12,766
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	17,050	17,163
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	14,800	16,408
Other securities		81,900
		149,632

Florida 7.35%
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	13,425	13,567
Lee County, Airport Rev. Ref. Bonds, Series 2011-A, AMT, 5.375% 2032	9,935	10,836
Seminole Tribe of Florida, Series A, 5.25% 2027[1]	10,000	10,674
Other securities		187,974
		223,051

Illinois 6.20%
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	8,935	10,021
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034	9,800	12,119
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, L.L.C. – Northern Illinois University Project), Series 2011, 6.875% 2043	11,500	13,277
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048	11,000	12,229
Other securities		140,379
		188,025

Iowa 1.02%
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.25% 2025	12,750	13,488
Other securities		17,330
		30,818

American Funds Tax-Exempt Funds	35

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Louisiana 1.58%
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	$9,500	$10,582
Other securities		37,195
		47,777

Massachusetts 1.38%
Dev. Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Covanta Energy Project), Series 2012-C, AMT, 5.25% 2042	9,250	9,368
Other securities		32,612
		41,980

Michigan 5.25%
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2048	36,850	29,091
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.875% 2042	5,440	5,036
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2005, AMT, National insured, 5.00% 2034	11,000	11,403
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-B, AMT, 5.00% 2037	2,000	2,054
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2020	5,000	5,754
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2022	2,000	2,264
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2028	12,000	12,847
Other securities		90,841
		159,290

Missouri 1.76%
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group), Series 2014-A, 5.25% 2039	9,500	9,369
Other securities		43,870
		53,239

New Jersey 3.77%
Econ. Dev. Auth., Energy Fac. Rev. Bonds (ACR Energy Partners, LLC Project), Series 2011-A, AMT, 10.50% 2032[1]	13,000	9,587
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.375% 2043	9,225	9,823
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 2023	4,500	4,719
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029	17,000	17,583
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 2030	1,750	1,866
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 2033	3,500	3,684
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 2027	4,500	4,780
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	23,355	17,374
Other securities		44,922
		114,338

36	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
New York 3.44%
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	$13,360	$14,743
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	15,200	16,700
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.75% 2031	3,130	3,458
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 8.00% 2028	2,000	2,212
Other securities		67,128
		104,241

Ohio 4.27%
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-C, 5.625% 2018	8,580	9,589
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	13,000	10,583
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	18,405	14,398
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	23,500	19,826
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds (Holzer Health System Obligated Group Project), Series 2012-A, 8.00% 2042	11,000	12,086
Other securities		62,961
		129,443

Oklahoma 0.88%
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2001-B, AMT, 5.50% 2035	16,250	16,841
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2013-B, AMT, 5.50% 2035	120	124
Other securities		9,739
		26,704

Oregon 0.51%
Cow Creek Band of Umpqua Tribe of Indians, Tax Rev. Bonds, Series 2006-C, 5.625% 2026	9,915	9,833
Other securities		5,726
		15,559

Pennsylvania 2.97%
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	13,045	13,240
Other securities		76,699
		89,939

Puerto Rico 3.29%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	25,565	17,490
Public Improvement Ref. Bonds (G.O. Bonds), Series 2006-A, 5.00% 2023	2,000	1,538
Public Improvement Ref. Bonds (G.O. Bonds), Series 2012-A, 5.00% 2041	17,895	12,693
Public Improvement Ref. Bonds (G.O. Bonds), Series 2012-A, 5.50% 2039	4,070	3,014
Public Improvement Ref. Bonds (G.O. Bonds), Series 2014-A, 8.00% 2035	14,850	13,391
Other securities		51,581
		99,707

American Funds Tax-Exempt Funds	37

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas 6.46%
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Ref. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.95% 2033	$13,545	$14,814
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2012-D, AMT, 5.00% 2042	9,000	9,397
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Airport Improvement Projects), Series 1997-C, AMT, 6.125% 2027	1,000	1,003
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 2030	9,300	10,405
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 2038	3,000	3,348
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 4.75% 2024	3,000	3,098
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 2029	5,000	5,066
Sanger Texas Industrial Dev. Corp., Industrial Dev. Rev. Ref. Bonds (Texas Pellets Project), Series 2012-B, AMT, 8.00% 2038	14,250	15,375
Other securities		133,483
		195,989

Washington 1.27%
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.50% 2049[1]	9,090	9,890
Other securities		28,669
		38,559

Other states & U.S. territories 18.30%
Other securities		554,800

Total bonds, notes & other debt instruments (cost: $2,644,997,000)		2,767,327

Short-term securities 7.96%
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-A, 0.05% 2033[2]	7,740	7,740
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 0.05% 2029[2]	1,200	1,200
State of Illinois, Will County, Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2001, AMT, 0.06% 2026[2]	1,400	1,400
State of Illinois, Will County, Exempt Facs. Rev. Ref. Bonds (Exxon Project), Series 2001, AMT, 0.06% 2026[2]	6,500	6,500
State of Louisiana, Industrial Dev. Board of the Parish of East Baton Rouge, Inc., Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 0.05% 2040[2]	5,100	5,100
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 0.04% 2019[2]	1,750	1,750
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 0.05% 2035[2]	1,800	1,800
State of Louisiana, Parish of St. Bernard, Exempt Fac. Rev. Bonds (Mobil Oil Corp. Project), Series 1996, AMT, 0.06% 2026[2]	3,800	3,800
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2000, AMT, 0.06% 2030[2]	2,000	2,000
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2001-B, AMT, 0.06% 2025[2]	2,000	2,000

38	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
State of Texas, Lower Neches Valley Auth., Industrial Dev. Corp. Rev. Bonds (ExxonMobil Project), Series 2011, 0.04% 2038[2]	$5,000	$5,000
State of Texas, Lower Neches Valley Auth., Industrial Dev. Corp. Rev. Bonds (ExxonMobil Project), Series 2011, 0.04% 2051[2]	7,950	7,950
State of Wyoming, Lincoln County, Pollution Control Rev. Bonds (Exxon Project), Series 1987-A, AMT, 0.04% 2017[2]	2,000	2,000
State of Wyoming, Lincoln County, Pollution Control Rev. Bonds (Exxon Project), Series 1987-B, AMT, 0.04% 2017[2]	3,900	3,900
State of Wyoming, Lincoln County, Pollution Control Rev. Bonds (Exxon Project), Series 1987-C, AMT, 0.04% 2017[2]	3,400	3,400
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2014-A, 1.50% 6/26/2015	25,000	25,315
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 0.05% 2030[2]	1,000	1,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-E, 0.05% 2030[2]	9,000	9,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-F, 0.05% 2030[2]	2,780	2,780
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-G, 0.04% 2030[2]	1,200	1,200
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-I, 0.04% 2035[2]	5,580	5,580
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2014-B, 0.05% 2035[2]	5,870	5,870
State of Mississippi, Jackson County, Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1992, 0.05% 2016[2]	3,105	3,105
State of Wyoming, Uinta County, Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.04% 2020[2]	5,600	5,600
State of Texas, Tax and Rev. Anticipation Notes, Series 2013, 2.00% 8/28/2014	30,000	30,044
Other securities		96,249

Total short-term securities (cost: $241,277,000)		241,283
Total investment securities 99.21% (cost: $2,886,274,000)		3,008,610
Other assets less liabilities 0.79%		24,020

Net assets 100.00%		$3,032,630

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See page 88 for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $138,978,000, which represented 4.58% of the net assets of the fund.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	39

The Tax-Exempt Fund of California

Summary investment portfolio July 31, 2014

Bonds, notes & other debt instruments 91.82%	Principal amount (000)	Value (000)
California 88.09%
State issuers 33.99%
Educational Facs. Auth., Rev. Ref. Bonds (California Lutheran University), Series 2008, 5.75% 2038	$6,000	$6,766
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011,5.00% 2031	8,615	9,396
G.O. Bonds, Series 2013-E, 0.939% 2029[1]	1,500	1,515
Various Purpose G.O. Bonds, 5.00% 2038	3,000	3,306
Various Purpose G.O. Bonds, 5.25% 2028	2,000	2,341
Various Purpose G.O. Bonds, 5.25% 2028	5,000	5,860
Various Purpose G.O. Bonds, 6.00% 2038	7,000	8,247
Various Purpose G.O. Bonds, 6.00% 2039	2,000	2,402
Various Purpose G.O. Bonds, 6.50% 2033	5,000	6,089
Various Purpose G.O. Ref. Bonds, 5.25% 2030	2,000	2,311
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-A-1, 5.75% 2047	11,725	9,434
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-G, 5.50% 2025	3,500	3,980
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2009-A, 6.00% 2029	1,500	1,724
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.25% 2041	2,000	2,136
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	970	1,061
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	6,090	6,656
Health Facs. Fncg. Auth., Rev. Bonds (Rady Children’s Hospital - San Diego), Series 2011, 5.25% 2041	5,000	5,535
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2027	12,750	13,383
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	5,000	5,487
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-C, 5.00% 2043 (put 2019)	2,000	2,355
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2010-B, 5.25% 2031	8,000	9,036
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.00% 2033	11,500	12,558
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2024	2,000	2,285
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2025	2,000	2,276
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	5,500	5,600
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041[2]	8,550	10,089
Northern California Power Agcy., Geothermal Project Number 3 Rev. Bonds, Series 2009-A, 5.50% 2022	1,000	1,190
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2010-A, 5.00% 2023	3,680	4,129
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2012-A, 5.00% 2029	1,570	1,774
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,123
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2020	2,010	2,391
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025	6,000	6,760
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 2004-C, AMT, AMBAC-FGIC insured, 4.75% 2023	5,000	5,377
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 2004-D, AMT, FGIC insured, 4.75% 2023	1,000	1,075
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 2045[2]	7,000	7,198

40	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2009-E, 5.00% 2024 (preref. 2019)	$2,500	$2,940
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2009-E, 5.00% 2034 (preref.2019)	1,500	1,764
Regents of the University of California, Limited Project Rev. Bonds, Series 2007-D, FGIC-National insured, 5.00% 2037	5,000	5,379
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, 0.82% 2037[1]	5,000	3,937
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, 0.89% 2043[1]	8,000	5,958
Southern California Public Power Auth., Transmission Project Rev. Ref. Bonds (Southern Transmission Project), Series 2008-A, 5.00% 2022	4,960	5,739
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project), Series 2007-A, 5.125% 2037[2]	9,500	9,614
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	6,500	6,742
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	6,500	7,050
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	5,300	5,690
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2006-A, 4.875% 2036	6,500	6,460
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 5.50% 2026	3,500	3,816
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040	4,750	5,106
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase I), Series 2011, 5.375% 2038	1,260	1,345
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2017	2,565	2,751
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2020	1,000	1,051
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2026	2,980	3,059
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2038	2,000	2,026
Other securities		262,638
		515,910

City & county issuers 54.10%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	6,375	7,340
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	6,000	6,680
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2032	5,000	5,560
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 0.96% 2045 (put 2023)[1]	2,000	1,977
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.00% 2039 (preref. 2018)	2,000	2,308

American Funds Tax-Exempt Funds	41

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City & county issuers (continued)
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.125% 2047 (preref.2018)	$6,000	$6,951
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.125% 2039 (preref. 2019)	2,000	2,366
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.625% 2044 (preref. 2019)	1,670	2,014
County of Contra Costa Public Fncg. Auth., Lease Rev. Ref. Bonds (Medical Center Ref.), Series 2007-B, National insured, 5.00% 2017	5,000	5,533
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	7,500	8,589
Successor Agcy. to the Inland Valley Dev. Agcy., Tax Allocation Ref. Bonds, Series 2014-A 5.00% 2044	7,500	8,015
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2020	6,000	6,626
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2008-A-2, 5.25% 2032	2,000	2,265
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2009-A, 5.00% 2027	1,500	1,729
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2009-A, 5.00% 2028	1,835	2,106
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2009-B, 5.25% 2023	1,500	1,785
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds, Series 2008-A, AMT, 5.50% 2022	5,000	5,728
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2022	4,920	5,548
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project), Series 2009, 5.25% 2020	995	1,191
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project), Series 2009, 5.25% 2021	900	1,082
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024	2,000	2,383
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.70% 2017	2,500	2,882
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.80% 2019	3,000	3,661
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 2013-A, 5.00% 2041	4,500	4,959
Sacramento County Sanitation Districts Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.), Series 2007-B, FGIC-National insured, 0.682% 2035[1]	13,500	11,805
Sacramento Municipal Utility Dist. Fncg. Auth., Cosumnes Project Rev. Bonds, Series 2006, National insured, 5.125% 2029	10,000	10,655
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	10,825	12,486
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	5,000	5,799

42	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 6.00% 2039	$3,000	$3,560
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Issue 34-E, AMT, 5.75% 2019	3,500	4,062
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2009-A, 4.90% 2029	5,000	5,648
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2010-F, 5.00% 2040	3,000	3,187
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2011-F, AMT, 5.00% 2028	2,630	2,914
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2028	1,000	1,116
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2030	1,000	1,103
San Francisco Municipal Transportation Agcy., Rev. Bonds, Series 2012-B, 5.00% 2042	5,000	5,504
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.50% 2030	8,000	8,891
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	7,800	5,888
City of Torrance, Rev. Bonds (Torrance Memorial Medical Center), Series 2010-A, 5.00% 2040	5,185	5,442
Other securities		633,695
		821,033

Puerto Rico 1.85%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	7,150	7,363
Other securities		20,635
		27,998

Other U.S. territories 1.88%
Other securities		28,635

Total bonds, notes & other debt instruments (cost: $1,310,498,000)		1,393,576

American Funds Tax-Exempt Funds	43

The Tax-Exempt Fund of California

Short-term securities 7.51%	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. Ref. Bonds (John Muir Health), Series 2008-C, Wells Fargo Bank LOC, 0.05% 2027[1]	$5,595	$5,595
Dept. of Water and Power of the City of Los Angeles, Power System Demand Rev. Bonds, Series 2001-B, Subseries B-6, 0.04% 2034[1]	8,900	8,900
County of Ventura, 2014-15 Tax and Rev. Anticipation Notes 1.50% 2015	15,000	15,189
County of Los Angeles, 2014-15 Tax and Rev. Anticipation Notes, 1.50% 2015	11,335	11,480
Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 0.03% 2035[1]	3,600	3,600
Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-B, 0.03% 2035[1]	3,650	3,650
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2002, 0.03% 2024[1]	2,265	2,265
Health Facs. Fncg. Auth., Rev. Bonds (St. Joseph Health System), Series 2011-B, 0.05% 2041[1]	7,900	7,900
Infrastructure and Econ. Dev. Bank, Ref. Rev. Bonds (Pacific Gas and Electric Company), Series 2009-D, 0.03% 2016[1]	1,600	1,600
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Pacific Gas and Electric Company), Series 2009-C, 0.03% 2016[1]	1,000	1,000
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-C, JPMorgan Chase LOC, 0.04% 2026[1]	4,800	4,800
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-E, JPMorgan Chase LOC, 0.04% 2026[1]	2,900	2,900
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-F, JPMorgan Chase LOC, 0.04% 2026[1]	9,900	9,900
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1997-B, AMT, JPMorgan Chase LOC, 0.06% 2026[1]	18,900	18,900
Other securities		16,210

Total short-term securities (cost: $113,887,000)		113,889
Total investment securities 99.33% (cost: $1,424,385,000)		1,507,465
Other assets less liabilities 0.67%		10,207

Net assets 100.00%		$1,517,672

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See page 88 for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $30,240,000, which represented 1.99% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

44	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

Investment portfolio July 31, 2014

Bonds, notes & other debt instruments 91.07%	Principal amount (000)	Value (000)
New York 82.34%
State issuers 44.97%
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 2043	$1,000	$1,037
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2008-A-2A, 0.44% 2026 (put 2017)[1]	500	500
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2004-C, AMBAC insured, 5.50% 2017	1,000	1,156
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, 1.06% 2020[1]	2,000	2,005
Dormitory Auth., Touro College and University System Obligated Group Rev. Bonds, Series 2014-A, 5.50% 2039	500	547
Dormitory Auth., Consolidated Service Contract Rev. Ref. Bonds, Series 2010, 5.00% 2020	500	593
Dormitory Auth., Culinary Institute of America Rev. Bonds, Series 2013, 5.50% 2033	500	547
Dormitory Auth., Fordham University Rev. Bonds, Series 2011-A, 5.50% 2036	1,000	1,118
Dormitory Auth., Lease Rev. Bonds (State University Dormitory Facs. Issue), Series 2010-A, 5.00% 2035	1,000	1,111
Dormitory Auth., Third General Resolution Rev. Ref. Bonds (State University Educational Facs. Issue), Series 2012-A, 5.00% 2020	1,000	1,184
Dormitory Auth., Miriam Osborn Memorial Home Association Rev. Ref. Bonds, Series 2012, 5.00% 2042	970	1,015
Dormitory Auth., Mount Sinai School of Medicine of New York University, Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,000	1,146
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.25% 2021	500	580
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.50% 2040	500	545
Dormitory Auth., North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds, Series 2011-A, 5.00% 2032	1,500	1,622
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2011-A, 6.00% 2040	1,000	1,116
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2008,6.25% 2037	1,000	1,043
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2015 (escrowed to maturity)	720	766
Dormitory Auth., School Districts Rev. Bond Fncg. Program Rev. Ref. Bonds, Series 2011-A, 5.00% 2024	1,000	1,165
Dormitory Auth. of the State of New York, School Districts Rev. Bond Fncg. Program Rev. Bonds, Series 2013-E, Assured Guaranty Municipal insured, 5.00% 2022	1,000	1,202
Dormitory Auth., Skidmore College Rev. Bonds, Series 2011-A, 5.50% 2041	1,420	1,581
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-C, 5.00% 2038	500	562
Environmental Facs. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2013-A, 2.75% 2017	1,000	1,051
Environmental Facs. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2012, AMT, 0.45% 2030 (put 2014)[1]	500	500
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.25% 2047	1,000	1,090
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.75% 2047	1,000	1,139
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	1,500	1,639
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	1,500	1,655
Liberty Dev. Corp., Rev. Bonds (Goldman Sachs Headquarters Issue), Series 2005, 5.25% 2035	2,000	2,319
Dobbs Ferry Local Dev. Corp., Rev. Bonds, Series 2014, 5.00% 2039	1,000	1,090
Dobbs Ferry Local Dev. Corp., Rev. Bonds, Series 2014,5.00% 2044	750	814

American Funds Tax-Exempt Funds	45

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
State issuers (continued)
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-A2, 0.33% 2041 (put 2016)[1]	$905	$905
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2031	1,000	1,115
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2044	1,000	1,093
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-G-1H, 0.952% 2026 (put 2016)[1]	715	723
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178,3.50% 2043	575	619
Mortgage Agcy., Mortgage Rev. Bonds, Series 46, 5.00% 2029	310	334
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 45,4.50% 2029	630	648
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 48,2.625% 2041	820	850
Port Auth., Consolidated Bonds, Series 147, AMT, FGIC-National insured, 5.00% 2021	1,000	1,101
Port Auth., Consolidated Bonds, Series 166, 5.00% 2031	1,000	1,113
Port Auth., Consolidated Rev. Ref. Bonds, Series 136, AMT, National insured, 5.00% 2021	500	507
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2025	1,000	1,132
Port Auth., Consolidated Rev. Ref. Bonds, Series 172, AMT, 5.00% 2034	1,000	1,090
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 5.00% 2020	1,000	1,159
Power Auth. of the State of New York, Rev. Ref. Bonds, Series 2011-A, 5.00% 2038	1,500	1,668
Thruway Auth., General Rev. Bonds, Series 2014-J, 5.00% 2027	1,000	1,165
Thruway Auth., General Rev. Junior Indebtedness Obligations Series 2013-A, 5.00% 2019	500	580
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2020	1,000	1,172
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2010-A, 5.00% 2015	750	774
Tobacco Settlement Fncg. Corp., Asset-Backed Rev. Bonds, Series 2013-B, 5.00% 2020	400	433
Tobacco Settlement Fncg. Corp., Asset-Backed Rev. Bonds, Series 2013-B, 5.00% 2021	200	216
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds (State Contingency Contract Secured), Series 2011-B, 5.00% 2018	1,000	1,154
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2010-A-1,5.00% 2019	1,000	1,180
Troy Industrial Dev. Auth., Civic Fac. Rev. Bonds (Rensselaer Polytechnic Institute Project), Series 2011-E, 5.00% 2031	500	543
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2010-A-2, 5.00% 2020	1,000	1,174
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (State Facs. and Equipment), Series 2009-B-1,5.25% 2038	1,000	1,121
		57,007

City & county issuers 37.37%
City of Albany Capital Resource Corp., Rev. Bonds (St. Peter’s Hospital of the City of Albany Project), Series 2011,6.25% 2038	1,000	1,131
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Ref. Bonds (St. Peter’s Hospital of the City of Albany Project), Series 2008-A, 5.25% 2027	500	549
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Buffalo State College Foundation Housing Corp. Project), Series 2011-A, 5.375% 2041	1,400	1,525
Build NYC Resource Corp., Parking Fac. Rev. Ref. Bonds (Royal Charter Properties, Inc.- New York and Presbyterian Hospital Leasehold Project), Series 2012, Assured Guaranty Municipal insured, 4.75% 2032	1,000	1,050
County of Chautauqua Industrial Dev. Agcy., Exempt Fac. Rev. Bonds (NRG Dunkirk Power Project), Series 2009,5.875% 2042	1,000	1,088

46	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount	Value
	(000)	(000)
Dutchess County Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2030	$500	$560
Dutchess County Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2040	1,000	1,102
Erie County Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project), Series 2011-A, 5.25% 2025	1,000	1,176
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2012-A, 5.00% 2021	1,000	1,183
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2013-A, 5.00% 2027	790	917
Essex County Industrial Dev. Agcy., Solid Waste Disposal Rev. Ref. Bonds, Series 2005-A, AMT, 5.20% 2023	750	776
Various Purpose G.O. Bonds, Series 2007-B, 5.00% 2017	1,215	1,375
Town of Hempstead Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2027	1,300	1,452
Town of Hempstead Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2041	1,600	1,720
Long Island Power Auth., Electric System General Rev. Bonds, Series 2011-A, 5.00% 2038	1,000	1,066
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2003-B, 5.25% 2014	1,000	1,017
County of Monroe Industrial Dev. Agcy., School Fac. Rev. Bonds (Rochester Schools Modernization Project), Series 2012-A, 5.00% 2021	1,000	1,186
Nassau County Local Econ. Assistance Corp., Rev. Ref. Bonds (Winthrop-University Hospital Association Project), Series 2012, 5.00% 2037	1,000	1,041
City of New York, G.O. Bonds, Fiscal 2008 Series J-4, 0.61% 2025[1]	1,500	1,499
City of New York, G.O. Bonds, Fiscal 2008 Series L-1, 5.00% 2023	1,000	1,133
City of New York, G.O. Bonds, Fiscal 2011 Series B, 5.00% 2019	925	1,088
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (1998 British Airways Plc Project), Series 1998, AMT, 5.25% 2032	500	500
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	1,500	1,648
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Fiscal 2011 Series EE, 5.375% 2043	1,000	1,171
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2007 Series S-2, Assured Guaranty Municipal insured, 5.00% 2017	570	631
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series C, 5.25% 2025	1,000	1,184
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2010 Series D, 5.00% 2023	1,000	1,167
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2014-A1, 5.00% 2037	500	563
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2014-A1, 5.00% 2038	500	562
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	540	619
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2025	500	566
Trust for Cultural Resources of the City of New York, Rev. Bonds (Juilliard School), Series 2009-B, 1.35% 2036 (put 2017)	1,500	1,521

American Funds Tax-Exempt Funds	47

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
City & county issuers (continued)
Niagara Area Dev. Corp. (New York), Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Energy Project), Series 2012-A, AMT, 5.25% 2042	$750	$759
Onondaga Civic Dev. Corp., Rev. Bonds (St. Joseph’s Hospital Health Center Project), Series 2014-A, 5.125% 2031	1,000	1,037
County of Rockland G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	1,000	1,184
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Catholic Health Services of Long Island Obligated Group Project), Series 2011, 5.00% 2028	1,000	1,081
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 5.875% 2030	1,000	1,095
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Ref. Bonds (Jefferson’s Ferry Project), Series 2006, 5.00% 2028	1,000	1,033
Suffolk County Industrial Dev. Agcy., Industrial Dev. Rev. Bonds (KeySpan-Port Jefferson Energy Center, LLC Project), Series 2003-A, AMT, 5.25% 2027	1,000	1,005
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2012-B, 5.00% 2032	750	784
TSASC, Inc., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2006-1, 5.00% 2034	1,230	1,012
TSASC, Inc., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2006-1, 5.125% 2042	2,250	1,798
Westchester County Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030	1,000	1,136
Westchester County Local Dev. Corp., Rev. Ref. Bonds (Pace University), Series 2014-A, 5.50% 2042	500	539
City of Yonkers, G.O. Bonds, Series 2011-A, 5.00% 2019	1,000	1,137
		47,366

Guam 2.94%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.375% 2043	500	558
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	1,200	1,267
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	500	557
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.00% 2028	500	539
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2014-A, 5.00% 2029	750	808
		3,729

Puerto Rico 3.63%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	250	171
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	750	697
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2020	500	495
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	500	391
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	1,000	1,030
Public Improvement Ref. Bonds (G.O. Bonds), Series 2012-A, 5.00% 2041	750	532
Public Improvement Ref. Bonds (G.O. Bonds), Series 2014-A, 8.00% 2035	1,200	1,082
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2020	350	207
		4,605

48	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount	Value
	(000)	(000)
Virgin Islands 2.16%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.625% 2029	$500	$550
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Note), Series 2013-B, 5.00% 2024	500	567
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	1,500	1,612
		2,729

Total bonds, notes & other debt instruments (cost: $109,374,000)		115,436

Short-term securities 10.75%
Trust for Cultural Resources of the City of New York, Rev. Ref. Bonds (Lincoln Center for the Performing Arts, Inc.), Series 2008-A-1, JPMorgan Chase LOC, 0.05% 2035[1]	4,050	4,050
City of New York, G.O. Bonds, Fiscal 1993 Series A-7, JPMorgan Chase LOC, 0.06% 2020[1]	3,100	3,100
City of New York, G.O. Bonds, Fiscal 1993 Series A-7, JPMorgan Chase LOC, 0.06% 2021[1]	1,100	1,100
City of New York, G.O. Bonds, Fiscal 1994 Series E-2, 0.06% 2020[1]	1,400	1,400
New York City, Transitional Fin. Auth., New York City Recovery Bonds, Fiscal Series 2003-1, Subseries 1-C, 0.06% 2022[1]	1,400	1,400
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2003-B-3, U.S. Bank LOC, 0.06% 2033[1]	1,800	1,800
Dormitory Auth., University of Rochester Rev. Bonds, Series 2003-A,
JPMorgan Chase LOC, 0.06% 2031[1]	780	780

Total short-term securities (cost: $13,630,000)		13,630
Total investment securities 101.82% (cost: $123,004,000)		129,066
Other assets less liabilities (1.82)%		(2,301)

Net assets 100.00%		$126,765

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of Credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	49

Financial statements

Statements of assets and liabilities

at July 31, 2014

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America

Assets:
Investment securities, at value	$803,044	$3,065,681
Cash	171	129
Receivables for:
Sales of fund’s shares	3,387	5,028
Interest	5,705	28,842
	812,307	3,099,680

Liabilities:
Payables for:
Purchases of investments	12,119	16,995
Repurchases of fund’s shares	2,439	4,149
Dividends on fund’s shares	93	716
Investment advisory services	247	630
Services provided by related parties	95	819
Trustees’ deferred compensation	32	134
Other	8	11
	15,033	23,454
Net assets at July 31, 2014	$797,274	$3,076,226

Net assets consist of:
Capital paid in on shares of beneficial interest	$787,344	$2,923,933
(Distributions in excess of) undistributed net investment income	(30)	323
Accumulated net realized loss	(397)	(744)
Net unrealized appreciation	10,357	152,714
Net assets at July 31, 2014	$797,274	$3,076,226
Investment securities, at cost	$792,687	$2,912,967

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A
Net assets	$736,824	$2,615,153
Shares outstanding	71,891	162,454
Net asset value per share	$10.25	$16.10
Class B
Net assets		$1,943
Shares outstanding		121
Net asset value per share		$16.10
Class C
Net assets		$37,950
Shares outstanding		2,358
Net asset value per share		$16.10
Class F-1
Net assets	$13,973	$105,156
Shares outstanding	1,363	6,532
Net asset value per share	$10.25	$16.10
Class F-2
Net assets	$46,477	$183,068
Shares outstanding	4,535	11,372
Net asset value per share	$10.25	$16.10
Class R-6
Net assets		$132,956
Shares outstanding		8,259
Net asset value per share		$16.10

*	Amount less than one thousand.

See Notes to Financial Statements

50	American Funds Tax-Exempt Funds

(dollars and shares in thousands, except per-share amounts)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York

$9,264,150	$3,008,610	$1,507,465	$129,066
748	128	88	51

16,030	8,869	2,427	158
94,173	34,422	18,451	1,089
9,375,101	3,052,029	1,528,431	130,364

26,621	11,580	7,357	2,598
15,142	5,099	1,666	815
2,541	946	729	116
1,916	820	407	38
2,823	840	459	25
274	106	133	—	*
9	8	8	7
49,326	19,399	10,759	3,599
$9,325,775	$3,032,630	$1,517,672	$126,765

$8,832,788	$3,026,331	$1,468,587	$121,298
6,073	2,680	925	36
(25,082)	(118,717)	(34,920)	(631)
511,996	122,336	83,080	6,062
$9,325,775	$3,032,630	$1,517,672	$126,765
$8,752,154	$2,886,274	$1,424,385	$123,004

$6,771,633	$2,357,300	$1,265,017	$101,874
524,281	154,863	72,211	9,628
$12.92	$15.22	$17.52	$10.58

$12,583	$6,072	$2,263	$51
974	399	129	5
$12.92	$15.22	$17.52	$10.58

$324,944	$160,323	$75,612	$7,809
25,158	10,532	4,316	738
$12.92	$15.22	$17.52	$10.58

$1,389,508	$177,912	$64,695	$1,072
107,580	11,688	3,693	101
$12.92	$15.22	$17.52	$10.58

$662,219	$223,050	$110,085	$15,959
51,271	14,653	6,284	1,508
$12.92	$15.22	$17.52	$10.58

$164,888	$107,973
12,766	7,093
$12.92	$15.22

American Funds Tax-Exempt Funds	51

Statements of operations

for the year ended July 31, 2014

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America

Investment income:
Income:
Interest	$12,839	$94,085

Fees and expenses*:
Investment advisory services	2,903	7,459
Distribution services	1,161	8,489
Transfer agent services	262	1,060
Administrative services	105	479
Reports to shareholders	31	96
Registration statement and prospectus	96	171
Trustees’ compensation	10	45
Auditing and legal	50	63
Custodian	2	7
Federal and state income taxes	—	—
Other state and local taxes	—	—	†
Other	10	31
Total fees and expenses before reimbursement	4,630	17,900
Less reimbursement of fees and expenses	—	—
Total fees and expenses after reimbursement	4,630	17,900
Net investment income	8,209	76,185

Net realized (loss) gain and unrealized appreciation on investments
Net realized (loss) gain on investments	(57)	(37)
Net unrealized appreciation on investments	2,982	28,487
Net realized (loss) gain and unrealized appreciation on investments	2,925	28,450

Net increase in net assets resulting from operations	$11,134	$104,635

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

52	American Funds Tax-Exempt Funds

(dollars in thousands)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York

$375,746	$145,830	$63,843		$4,521

22,494	9,178	4,787		446
23,920	7,404	4,032		236
4,540	1,620	480		53
1,883	503	241		22
324	151	43		20
257	159	85		82
116	39	34		1
111	67	105		69
21	7	3		—	†
608	742	54		—
8	—	—	†	—
63	26	26		15
54,345	19,896	9,890		944
—	—	—		114
54,345	19,896	9,890		830
321,401	125,934	53,953		3,691

25,638	4,737	4,720		(544)
302,705	131,013	62,704		4,902
328,343	135,750	67,424		4,358
$649,744	$261,684	$121,377		$8,049

American Funds Tax-Exempt Funds	53

Statements of changes in net assets

	American Funds Short-Term Tax-Exempt		Limited Term Tax-Exempt Bond		The Tax-Exempt Bond Fund of America
	Bond Fund		Fund of America		Year ended	11 months	Year ended
	Year ended July 31,		Year ended July 31,		July 31,	ended July 31,	August 31,
	2014	2013	2014	2013	2014	2013*	2012
Operations:
Net investment income	$8,209	$8,529	$76,185	$77,334	$321,401	$304,084	$331,210
Net realized (loss) gain on investments	(57)	(257)	(37)	(316)	25,638	53,350	(1,791)
Net unrealized appreciation (depreciation) on investments	2,982	(7,365)	28,487	(84,021)	302,705	(559,829)	583,007
Net increase (decrease) in net assets resulting from operations	11,134	907	104,635	(7,003)	649,744	(202,395)	912,426

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(8,160)	(8,537)	(76,058)	(77,251)	(319,217)	(303,706)	(330,173)
Distributions from net realized gain on investments	—	(134)	—	(579)	—	—	—
Total dividends and distributions paid or accrued to shareholders	(8,160)	(8,671)	(76,058)	(77,830)	(319,217)	(303,706)	(330,173)

Net capital share transactions	26,291	137,112	(31,816)	197,263	(484,830)	283,770	600,697

Total increase (decrease) in net assets	29,265	129,348	(3,239)	112,430	(154,303)	(222,331)	1,182,950

Net assets:
Beginning of period	768,009	638,661	3,079,465	2,967,035	9,480,078	9,702,409	8,519,459
End of period	$797,274	$768,009	$3,076,226	$3,079,465	$9,325,775	$9,480,078	$9,702,409
(Distribution in excess of) undistributed net investment income	$(30)	$(77)	$323	$249	$6,073	$4,757	$5,428

*	In 2013, the fund changed its fiscal year-end from August to July.

See Notes to Financial Statements

54	American Funds Tax-Exempt Funds

(dollars in thousands)

American					American Funds
High-Income		The Tax-Exempt Fund of California			Tax-Exempt Fund
Municipal Bond Fund		Year ended	11 months	Year ended	of New York
Year ended July 31,		July 31,	ended July 31,	August 31,	Year ended July 31,
2014	2013	2014	2013*	2012	2014	2013

$125,934	$122,093	$53,953	$53,151	$57,947	$3,691	$3,748
4,737	36,678	4,720	6,856	2,731	(544)	173
131,013	(172,207)	62,704	(83,071)	105,471	4,902	(8,186)
261,684	(13,436)	121,377	(23,064)	166,149	8,049	(4,265)

(124,778)	(121,785)	(53,648)	(52,987)	(57,712)	(3,671)	(3,737)
—	—	—	—	—	—	—
(124,778)	(121,785)	(53,648)	(52,987)	(57,712)	(3,671)	(3,737)

122,647	145,477	(54,918)	(15,232)	48,701	(1,111)	2,834

259,553	10,256	12,811	(91,283)	157,138	3,267	(5,168)

2,773,077	2,762,821	1,504,861	1,596,144	1,439,006	123,498	128,666
$3,032,630	$2,773,077	$1,517,672	$1,504,861	$1,596,144	$126,765	$123,498
$2,680	$1,564	$925	$728	$729	$36	$25

American Funds Tax-Exempt Funds	55

Notes to financial statements

1. Organization

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California, which is presently the only series of The American Funds Tax-Exempt Series II, and American Funds Tax-Exempt Fund of New York (each a “fund” or collectively, the “funds”), are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

Each fund’s investment objectives and the principal strategies each fund uses to achieve these objectives are as follows:

American Funds Short-Term Tax-Exempt Bond Fund — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America — Seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund — Seeks to provide a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California — Seeks a high level of current income exempt from regular federal and California state income taxes, with a secondary objective of preservation of capital.

American Funds Tax-Exempt Fund of New York — Seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes, with a secondary objective of preservation of capital.

American Funds Short-Term Tax-Exempt Bond Fund has three share classes (Class A, as well as two F share classes, F-1 and F-2). Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund each have six share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2) and one share class that is only available to the American Funds Portfolio Series (Class R-6). The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York each have five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2). Some share classes are only available to limited categories of investors. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; up to 3.75% for all other funds	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C†	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None
Class R-6	None	None	None
*	Class B shares are not available for purchase in Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York.
†	Class C shares are not available for purchase in Limited Term Tax-Exempt Bond Fund of America.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

56	American Funds Tax-Exempt Funds

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities in each fund. In the event a security is purchased with a delayed payment date, each impacted fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes of each fund based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of each fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of each fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

American Funds Tax-Exempt Funds	57

Processes and structure — Each fund’s board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the boards of trustees with supplemental information to support the changes. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At July 31, 2014, all of the investment securities held by each fund were classified as Level 2.

4. Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The values of, and the income generated by, securities held by the funds may also decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiative.

Investing in municipal securities — The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

58	American Funds Tax-Exempt Funds

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

Investing in lower rated bonds — Certain funds may invest in lower rated bonds and other lower rated debt securities. Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the funds more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the funds’ share prices may increase.

Risks of investing in municipal bonds of issuers within the state of California — Because The Tax-Exempt Fund of California invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the fund’s statement of additional information.

Risks of investing in municipal bonds of issuers within the state of New York — Because American Funds Tax-Exempt Fund of New York invests primarily in securities of issuers within the state of New York, the fund is more susceptible to factors adversely affecting issuers of New York securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, such factors may include political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial or economic difficulties, and changes in the credit ratings assigned to New York’s municipal issuers. New York’s economy and finances may be especially vulnerable to changes in the performance of the financial services sector, which historically has been volatile. More detailed information about the risks of investing in New York municipal securities is contained in the fund’s statement of additional information.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by each fund is exempt from federal income taxes; however, each fund may earn taxable income from certain investments.

As of and during the period ended July 31, 2014, none of the funds had a liability for any unrecognized tax benefits. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statement of operations. During the period, none of the funds incurred any significant interest or penalties.

American Funds Tax-Exempt Funds	59

The funds are not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before the dates shown in the following table:

	U.S. federal	State
Fund	tax authority	tax authority
American Funds Short-Term Tax-Exempt Bond Fund	2010	2009
Limited Term Tax-Exempt Bond Fund of America	2010	2009
The Tax-Exempt Bond Fund of America	2010	2009
American High-Income Municipal Bond Fund	2010	2009
The Tax-Exempt Fund of California	2010	2009
American Funds Tax-Exempt Fund of New York	2010 *	2010 *

*	The year the fund commenced operations.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; amortization of discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. Each fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

As indicated in the following tables, all of the funds had capital loss carryforwards available at July 31, 2014. These will be used to offset any capital gains realized by these funds in future years through the expiration dates. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after July 31, 2011, (August 31, 2011, for The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California) may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	American					American
	Funds	Limited Term	The	American	The	Funds
	Short-Term	Tax-Exempt	Tax-Exempt	High-Income	Tax-Exempt	Tax-Exempt
	Tax-Exempt	Bond Fund	Bond Fund	Municipal	Fund of	Fund of
	Bond Fund	of America	of America	Bond Fund	California	New York
As of July 31, 2014:
Undistributed tax-exempt income	$93	$716	$2,547	$1,288	$736	$117
Post-October capital loss deferral*	—	—	(6,530)	—	(703)	—
Capital loss carryforward:
No expiration	(397)	(744)	—	(6,756)	—	(628)
Expiring 2017	—	—	—	(14,384)	(3,872)	—
Expiring 2018	—	—	(17,090)	(69,969)	(30,345)	—
Expiring 2019	—	—	—	(24,408)	—	—
	$(397)	$(744)	$(17,090)	$(115,517)	$(34,217)	$(628)
Capital loss carryforwards utilized	$—	$—	$31,127	$5,927	$5,444	$—
Reclassification (from) to distributions in excess of/undistributed net investment income (to) from accumulated net realized loss	$(1)	$(34)	$(881)	$126	$(21)	$(3)
Reclassification (from) to distributions in excess of/undistributed net investment income (to) from capital paid in on shares of beneficial interest	(1)	(19)	13	(166)	(87)	(6)
Gross unrealized appreciation on investment securities	$10,759	$154,740	$573,613	$179,571	$97,090	$6,487
Gross unrealized depreciation on investment securities	(399)	(1,569)	(55,616)	(54,234)	(12,958)	(393)
Net unrealized appreciation on investment securities	$10,360	$153,171	$517,997	$125,337	$84,132	$6,094
Cost of investment securities	$792,684	$2,912,510	$8,746,153	$2,883,273	$1,423,333	$122,972

*	This deferral is considered incurred in the subsequent year.

60	American Funds Tax-Exempt Funds

The tax character of distributions paid or accrued to shareholders of each fund was as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Year ended July 31, 2014			Year ended July 31, 2013
	Distributions	Distributions	Total	Distributions	Distributions	Total
	from tax-exempt	from long-term	distributions	from tax-exempt	from long-term	distributions
Share class	income	capital gains	paid or accrued	income	capital gains	paid or accrued
Class A	$7,558	$—	$7,558	$7,907	$123	$8,030
Class F-1	198	—	198	208	4	212
Class F-2	404	—	404	422	7	429
Total	$8,160	$—	$8,160	$8,537	$134	$8,671

Limited Term Tax-Exempt Bond Fund of America

	Year ended July 31, 2014			Year ended July 31, 2013
	Distributions	Distributions	Total	Distributions	Distributions	Total
	from tax-exempt	from long-term	distributions	from tax-exempt	from long-term	distributions
Share class	income	capital gains	paid or accrued	income	capital gains	paid or accrued
Class A	$64,709	$—	$64,709	$65,825	$492	$66,317
Class B	46	—	46	79	1	80
Class C	767	—	767	1,081	12	1,093
Class F-1	2,895	—	2,895	3,150	25	3,175
Class F-2	4,223	—	4,223	4,116	31	4,147
Class R-6	3,418	—	3,418	3,000	18	3,018
Total	$76,058	$—	$76,058	$77,251	$579	$77,830

The Tax-Exempt Bond Fund of America

	Year ended July 31, 2014			Period ended July 31, 2013*
	Distributions	Distributions	Total	Distributions	Distributions	Total
	from tax-exempt	from long-term	distributions	from tax-exempt	from long-term	distributions
Share class	income	capital gains	paid or accrued	income	capital gains	paid or accrued
Class A	$235,838	$—	$235,838	$232,946	$—	$232,946
Class B	437	—	437	609	—	609
Class C	9,228	—	9,228	9,871	—	9,871
Class F-1	52,597	—	52,597	47,608	—	47,608
Class F-2	16,175	—	16,175	9,865	—	9,865
Class R-6	4,942	—	4,942	2,807	—	2,807
Total	$319,217	$—	$319,217	$303,706	$—	$303,706

	Year ended August 31, 2012
	Distributions	Distributions	Total
	from tax-exempt	from long-term	distributions
Share class	income	capital gains	paid or accrued
Class A	$258,693	$—	$258,693
Class B	1,043	—	1,043
Class C	11,462	—	11,462
Class F-1	50,382	—	50,382
Class F-2	8,330	—	8,330
Class R-6†	263	—	263
Total	$330,173	$—	$330,173

See end of distributions tables for footnotes.

American Funds Tax-Exempt Funds	61

American High-Income Municipal Bond Fund

	Year ended July 31, 2014			Year ended July 31, 2013
	Distributions	Distributions	Total	Distributions	Distributions	Total
	from tax-exempt	from long-term	distributions	from tax-exempt	from long-term	distributions
Share class	income	capital gains	paid or accrued	income	capital gains	paid or accrued
Class A	$99,609	$—	$99,609	$100,902	$—	$100,902
Class B	283	—	283	450	—	450
Class C	5,699	—	5,699	6,057	—	6,057
Class F-1	7,824	—	7,824	7,852	—	7,852
Class F-2	7,621	—	7,621	5,011	—	5,011
Class R-6	3,742	—	3,742	1,513	—	1,513
Total	$124,778	$—	$124,778	$121,785	$—	$121,785

The Tax-Exempt Fund of California

	Year ended July 31, 2014			Period ended July 31, 2013*
	Distributions	Distributions	Total	Distributions	Distributions	Total
	from tax-exempt	from long-term	distributions	from tax-exempt	from long-term	distributions
Share class	income	capital gains	paid or accrued	income	capital gains	paid or accrued
Class A	$45,341	$—	$45,341	$44,754	$—	$44,754
Class B	81	—	81	113	—	113
Class C	2,261	—	2,261	2,534	—	2,534
Class F-1	2,450	—	2,450	2,537	—	2,537
Class F-2	3,515	—	3,515	3,049	—	3,049
Total	$53,648	$—	$53,648	$52,987	$—	$52,987

	Year ended August 31, 2012
	Distributions	Distributions	Total
	from tax-exempt	from long-term	distributions
Share class	income	capital gains	paid or accrued
Class A	$49,306	$—	$49,306
Class B	185	—	185
Class C	2,959	—	2,959
Class F-1	2,963	—	2,963
Class F-2	2,299	—	2,299
Total	$57,712	$—	$57,712

American Funds Tax-Exempt Fund of New York

	Year ended July 31, 2014			Year ended July 31, 2013
	Distributions	Distributions	Total	Distributions	Distributions	Total
	from tax-exempt	from long-term	distributions	from tax-exempt	from long-term	distributions
Share class	income	capital gains	paid or accrued	income	capital gains	paid or accrued
Class A	$3,002	$—	$3,002	$3,102	$—	$3,102
Class B	2	—	2	6	—	6
Class C	163	—	163	160	—	160
Class F-1	34	—	34	54	—	54
Class F-2	470	—	470	415	—	415
Total	$3,671	$—	$3,671	$3,737	$—	$3,737

* In 2013, the fund changed its fiscal year-end from August to July.

† Class R-6 shares were offered beginning May 11, 2012.

6. Fees and transactions with related parties

CRMC, the funds’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the funds’ shares, and American Funds Service Company® (“AFS”), the funds’ transfer agent. CRMC, AFD and AFS are considered related parties to each fund.

62	American Funds Tax-Exempt Funds

Investment advisory services — Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. The agreements also provide for monthly fees accrued daily based on a series of decreasing rates on each fund’s monthly gross income.

The ranges of rates, net asset levels, gross income levels and annualized rates of average net assets for each fund are as follows:

	Rates		Net asset level (in billions)		Rates		Monthly gross income		For the year
Fund	Beginning with	Ending with	Up to	In excess of	Beginning with	Ending with	Up to	In excess of	ended July 31, 2014
American Funds Short-Term Tax-Exempt Bond Fund	.390%	.290%	$.20	$1.2	None	None	None	None	.365%
Limited Term Tax-Exempt Bond Fund of America	.300	.150	.06	1.0	3.00%	2.50%	$3,333,333	$3,333,333	.247
The Tax-Exempt Bond Fund of America	.300	.120	.06	10.0	3.00	2.00	3,333,333	8,333,333	.247
American High-Income Municipal Bond Fund	.300	.150	.06	3.0	3.00	2.50	3,333,333	3,333,333	.332
The Tax-Exempt Fund of California	.300	.180	.06	1.0	3.00	2.50	3,333,333	3,333,333	.327
American Funds Tax-Exempt Fund of New York	.300	.180	.06	1.0	3.00	2.50	3,333,333	3,333,333	.365

CRMC has agreed to reimburse a portion of the fees and expenses of American Funds Tax-Exempt Fund of New York during its startup period. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the fund’s prospectus. For the year ended July 31, 2014, total fees and expenses reimbursed by CRMC were $114,000. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class of each fund. The principal class-specific fees and expenses are further described below:

Distribution services — Each fund has plans of distribution for all share classes, except Class F-2 and Class R-6 shares, if applicable. Under the plans, each fund’s board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments based on an annualized percentage of average daily net assets. In some cases, the boards of trustees have limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use the allotted percentage of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.15%	0.15%	0.30%	0.30%	0.25%	0.25%
Class B	Not applicable	Not applicable	1.00	1.00	1.00	1.00
Class C	Not applicable	Not applicable	1.00	1.00	1.00	1.00
Class F-1	0.25	0.50	0.25	0.50	0.25	0.50

	American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.30%	0.30%	0.25%	0.25%	0.25%	0.30%
Class B	1.00	1.00	1.00	1.00	1.00	1.00
Class C	1.00	1.00	1.00	1.00	1.00	1.00
Class F-1	0.25	0.50	0.25	0.50	0.25	0.50

American Funds Tax-Exempt Funds	63

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class of each fund reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of July 31, 2014, unreimbursed expenses subject to reimbursement for Class A shares of each fund were as follows (dollars in thousands):

Fund	Class A
American Funds Short-Term Tax-Exempt Bond Fund	$875
Limited Term Tax-Exempt Bond Fund of America	—
The Tax-Exempt Bond Fund of America	2,802
American High-Income Municipal Bond Fund	—
The Tax-Exempt Fund of California	426
American Funds Tax-Exempt Fund of New York	—

Transfer agent services — Each fund has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services to each of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, each fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of its respective fund shareholders.

Administrative services — Each fund has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to each of the funds’ Class A, C, F and R shares, if applicable. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to each fund’s shareholders. Under the agreements, Class A shares of each fund pay an annual fee of 0.01% and Class C, F and R shares of each fund, if applicable, pay an annual fee of 0.05% of their respective average daily net assets.

For the year ended July 31, 2014, class-specific expenses under the agreements for each fund were as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

Share class	Distribution services	Transfer agent services	Administrative services
Class A	$1,098	$192	$73
Class F-1	63	31	13
Class F-2	Not applicable	39	19
Total class-specific expenses	$1,161	$262	$105

Limited Term Tax-Exempt Bond Fund of America

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$7,738	$738		$258
Class B	25	1		Not applicable
Class C	433	13		22
Class F-1	293	134		59
Class F-2	Not applicable	174		79
Class R-6	Not applicable	—	*	61
Total class-specific expenses	$8,489	$1,060		$479

The Tax-Exempt Bond Fund of America

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$16,611	$2,175		$665
Class B	155	6		Not applicable
Class C	3,333	115		167
Class F-1	3,821	1,788		766
Class F-2	Not applicable	456		220
Class R-6	Not applicable	—	*	65
Total class-specific expenses	$23,920	$4,540		$1,883

64	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$5,373	$1,151		$219
Class B	74	4		Not applicable
Class C	1,517	83		76
Class F-1	440	203		88
Class F-2	Not applicable	179		81
Class R-6	Not applicable	—	*	39
Total class-specific expenses	$7,404	$1,620		$503

The Tax-Exempt Fund of California

Share class	Distribution services	Transfer agent services	Administrative services
Class A	$3,061	$282	$122
Class B	27	1	Not applicable
Class C	773	19	39
Class F-1	171	75	34
Class F-2	Not applicable	103	46
Total class-specific expenses	$4,032	$480	$241

American Funds Tax-Exempt Fund of New York

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$158	$35		$10
Class B	1	—	*	Not applicable
Class C	75	3		4
Class F-1	2	1		1
Class F-2	Not applicable	14		7
Total class-specific expenses	$236	$53		$22

*Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of each fund, are treated as if invested in shares of the funds or other American Funds. These amounts represent general, unsecured liabilities of each fund and vary according to the total returns of the selected funds. Trustees’ compensation in the funds’ statement of operations includes the current fees (either paid in cash or deferred) and a net increase in the value of the following deferred amounts (dollars in thousands):

Fund	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
American Funds Short-Term Tax-Exempt Bond Fund	$5	$5		$10
Limited Term Tax-Exempt Bond Fund of America	21	24		45
The Tax-Exempt Bond Fund of America	67	49		116
American High-Income Municipal Bond Fund	20	19		39
The Tax-Exempt Fund of California	11	23		34
American Funds Tax-Exempt Fund of New York	1	—	*	1

*Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the funds are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the funds.

American Funds Tax-Exempt Funds	65

7. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

			Reinvestments of dividends
	Sales[1]		and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2014

Class A	$266,682	26,075	$6,625	647	$(240,284)	(23,484)	$33,023	3,238
Class F-1	12,729	1,244	198	19	(28,743)	(2,807)	(15,816)	(1,544)
Class F-2	47,396	4,630	342	34	(38,654)	(3,781)	9,084	883
Total net increase (decrease)	$326,807	31,949	$7,165	700	$(307,681)	(30,072)	$26,291	2,577

Year ended July 31, 2013
Class A	$332,155	32,286	$6,918	672	$(236,422)	(22,971)	$102,651	9,987
Class F-1	21,838	2,125	211	20	(10,150)	(986)	11,899	1,159
Class F-2	45,810	4,443	324	32	(23,572)	(2,288)	22,562	2,187
Total net increase (decrease)	$399,803	38,854	$7,453	724	$(270,144)	(26,245)	$137,112	13,333

Limited Term Tax-Exempt Bond Fund of America

			Reinvestments of dividends
	Sales[1]		and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2014

Class A	$487,274	30,443	$59,752	3,729	$(581,043)	(36,342)	$(34,017)	(2,170)
Class B	349	22	44	3	(1,603)	(100)	(1,210)	(75)
Class C	9,024	564	733	46	(21,570)	(1,348)	(11,813)	(738)
Class F-1	37,856	2,365	2,807	175	(59,138)	(3,688)	(18,475)	(1,148)
Class F-2	97,188	6,064	3,351	209	(67,054)	(4,197)	33,485	2,076
Class R-6	26,715	1,665	3,419	213	(29,920)	(1,877)	214	1
Total net increase (decrease)	$658,406	41,123	$70,106	4,375	$(760,328)	(47,552)	$(31,816)	(2,054)

Year ended July 31, 2013
Class A	$707,744	43,319	$61,484	3,769	$(621,149)	(38,195)	$148,079	8,893
Class B	738	45	75	4	(3,419)	(209)	(2,606)	(160)
Class C	15,073	924	1,011	62	(40,512)	(2,484)	(24,428)	(1,498)
Class F-1	57,039	3,490	3,091	190	(66,099)	(4,051)	(5,969)	(371)
Class F-2	67,131	4,101	3,098	190	(80,177)	(4,915)	(9,948)	(624)
Class R-6	126,421	7,718	3,016	185	(37,302)	(2,299)	92,135	5,604
Total net increase (decrease)	$974,146	59,597	$71,775	4,400	$(848,658)	(52,153)	$197,263	11,844

66	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2014

Class A	$675,556	53,456	$213,622	16,921	$(1,341,982)	(107,292)	$(452,804)	(36,915)
Class B	650	52	418	33	(8,667)	(691)	(7,599)	(606)
Class C	39,872	3,153	8,663	687	(110,759)	(8,853)	(62,224)	(5,013)
Class F-1	527,089	41,931	51,868	4,115	(905,891)	(71,801)	(326,934)	(25,755)
Class F-2	442,389	34,817	13,572	1,071	(136,652)	(10,912)	319,309	24,976
Class R-6	55,842	4,409	4,942	391	(15,362)	(1,236)	45,422	3,564
Total net increase (decrease)	$1,741,398	137,818	$293,085	23,218	$(2,519,313)	(200,785)	$(484,830)	(39,749)

Period ended July 31, 2013[2]
Class A	$1,131,755	86,059	$211,228	16,170	$(1,429,360)	(110,055)	$(86,377)	(7,826)
Class B	1,532	117	579	44	(11,683)	(894)	(9,572)	(733)
Class C	89,902	6,840	9,169	702	(123,504)	(9,497)	(24,433)	(1,955)
Class F-1	559,486	42,780	47,063	3,606	(388,334)	(29,698)	218,215	16,688
Class F-2	200,255	15,202	7,871	603	(101,698)	(7,795)	106,428	8,010
Class R-6	95,101	7,236	2,806	215	(18,398)	(1,417)	79,509	6,034
Total net increase (decrease)	$2,078,031	158,234	$278,716	21,340	$(2,072,977)	(159,356)	$283,770	20,218

Year ended August 31, 2012
Class A	$1,110,952	87,424	$230,874	18,149	$(903,292)	(71,308)	$438,534	34,265
Class B	3,157	248	965	76	(16,810)	(1,328)	(12,688)	(1,004)
Class C	97,430	7,659	10,365	815	(82,627)	(6,515)	25,168	1,959
Class F-1	415,779	32,717	49,821	3,915	(386,444)	(30,571)	79,156	6,061
Class F-2	77,435	6,086	6,382	502	(54,378)	(4,280)	29,439	2,308
Class R-6[3]	43,416	3,346	265	20	(2,593)	(198)	41,088	3,168
Total net increase (decrease)	$1,748,169	137,480	$298,672	23,477	$(1,446,144)	(114,200)	$600,697	46,757

American High-Income Municipal Bond Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2014

Class A	$438,553	29,734	$92,218	6,274	$(526,377)	(36,264)	$4,394	(256)
Class B	548	37	263	18	(4,620)	(318)	(3,809)	(263)
Class C	40,695	2,756	5,263	358	(53,623)	(3,683)	(7,665)	(569)
Class F-1	80,187	5,464	7,646	520	(91,186)	(6,184)	(3,353)	(200)
Class F-2	195,919	13,224	6,484	439	(114,860)	(7,734)	87,543	5,929
Class R-6	43,501	2,949	3,742	253	(1,706)	(119)	45,537	3,083
Total net increase (decrease)	$799,403	54,164	$115,616	7,862	$(792,372)	(54,302)	$122,647	7,724

Year ended July 31, 2013
Class A	$618,787	40,219	$92,473	6,043	$(642,382)	(42,211)	$68,878	4,051
Class B	1,288	84	418	28	(7,512)	(491)	(5,806)	(379)
Class C	52,691	3,422	5,564	364	(59,620)	(3,918)	(1,365)	(132)
Class F-1	64,636	4,209	7,685	502	(83,288)	(5,444)	(10,967)	(733)
Class F-2	77,180	5,011	4,334	283	(34,989)	(2,296)	46,525	2,998
Class R-6	52,876	3,445	1,513	99	(6,177)	(406)	48,212	3,138
Total net increase (decrease)	$867,458	56,390	$111,987	7,319	$(833,968)	(54,766)	$145,477	8,943

See end of capital share transactions tables for footnotes.

American Funds Tax-Exempt Funds	67

The Tax-Exempt Fund of California

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2014

Class A	$135,776	7,971	$39,000	2,290	$(216,325)	(12,820)	$(41,549)	(2,559)
Class B	16	1	77	4	(1,265)	(75)	(1,172)	(70)
Class C	8,353	488	2,086	123	(24,821)	(1,472)	(14,382)	(861)
Class F-1	13,404	790	2,324	137	(28,125)	(1,657)	(12,397)	(730)
Class F-2	39,559	2,309	2,868	168	(27,845)	(1,652)	14,582	825
Total net increase (decrease)	$197,108	11,559	$46,355	2,722	$(298,381)	(17,676)	$(54,918)	(3,395)

Period ended July 31, 2013[2]
Class A	$193,455	10,951	$38,106	2,170	$(252,947)	(14,437)	$(21,386)	(1,316)
Class B	152	9	107	6	(1,770)	(100)	(1,511)	(85)
Class C	13,276	752	2,279	130	(25,286)	(1,445)	(9,731)	(563)
Class F-1	21,002	1,190	2,406	137	(27,933)	(1,583)	(4,525)	(256)
Class F-2	41,142	2,325	2,545	145	(21,766)	(1,234)	21,921	1,236
Total net increase (decrease)	$269,027	15,227	$45,443	2,588	$(329,702)	(18,799)	$(15,232)	(984)

Year ended August 31, 2012
Class A	$182,575	10,756	$41,258	2,425	$(198,977)	(11,739)	$24,856	1,442
Class B	671	40	172	10	(3,225)	(191)	(2,382)	(141)
Class C	18,778	1,108	2,526	149	(18,309)	(1,080)	2,995	177
Class F-1	18,220	1,071	2,836	166	(26,762)	(1,588)	(5,706)	(351)
Class F-2	36,372	2,135	1,813	106	(9,247)	(544)	28,938	1,697
Total net increase (decrease)	$256,616	15,110	$48,605	2,856	$(256,520)	(15,142)	$48,701	2,824

American Funds Tax-Exempt Fund of New York

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended July 31, 2014

Class A	$20,842	2,022	$1,772	172		$(24,070)	(2,345)	$(1,456)	(151)
Class B	13	2	2	—	[4]	(138)	(14)	(123)	(12)
Class C	2,012	196	153	15		(2,385)	(233)	(220)	(22)
Class F-1	263	26	15	1		(614)	(60)	(336)	(33)
Class F-2	6,340	614	406	39		(5,722)	(554)	1,024	99
Total net increase (decrease)	$29,470	2,860	$2,348	227		$(32,929)	(3,206)	$(1,111)	(119)

Year ended July 31, 2013
Class A	$28,904	2,656	$1,752	163		$(30,561)	(2,824)	$95	(5)
Class B	132	12	5	—	[4]	(220)	(20)	(83)	(8)
Class C	3,039	279	152	13		(1,779)	(166)	1,412	126
Class F-1	686	63	38	4		(1,649)	(153)	(925)	(86)
Class F-2	3,639	333	389	36		(1,693)	(157)	2,335	212
Total net increase (decrease)	$36,400	3,343	$2,336	216		$(35,902)	(3,320)	$2,834	239

[1]	Includes exchanges between share classes of the fund.
[2]	In 2013, the fund changed its fiscal year-end from August to July.
[3]	Class R-6 shares were offered beginning May 11, 2012.
[4]	Amount less than one thousand.

68	American Funds Tax-Exempt Funds

8. Investment transactions

Each fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the year ended July 31, 2014, as follows (dollars in thousands):

Fund	Purchases	Sales
American Funds Short-Term Tax-Exempt Bond Fund	$199,213	$130,298
Limited Term Tax-Exempt Bond Fund of America	252,553	304,784
The Tax-Exempt Bond Fund of America	828,522	1,539,958
American High-Income Municipal Bond Fund	618,593	622,348
The Tax-Exempt Fund of California	112,919	212,426
American Funds Tax-Exempt Fund of New York	28,192	29,338

9. Ownership concentration

At July 31, 2014, CRMC held aggregate ownership of 31% of the outstanding shares of American Funds Tax-Exempt Fund of New York. The ownership represents the seed money invested in the fund when it began operations on November 1, 2010.

American Funds Tax-Exempt Funds	69

Financial highlights

American Funds Short-Term Tax-Exempt Bond Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]
Class A:
7/31/2014	$10.21	$.11	$.04	$.15	$(.11)	$—		$(.11)	$10.25	1.43%	$737	.58%		.58%		1.04%
7/31/2013	10.32	.13	(.11)	.02	(.13)	—	[4]	(.13)	10.21	.16	701	.59		.59		1.21
7/31/2012	10.23	.13	.09	.22	(.13)	—		(.13)	10.32	2.17	606	.59		.59		1.27
7/31/2011	10.20	.12	.03	.15	(.12)	—		(.12)	10.23	1.53	520	.60		.60		1.24
7/31/2010	10.00	.10	.20	.30	(.10)	—		(.10)	10.20	3.06	412	.65		.53		1.00
Class F-1:
7/31/2014	10.21	.08	.04	.12	(.08)	—		(.08)	10.25	1.19	14	.82		.82		.80
7/31/2013	10.32	.10	(.11)	(.01)	(.10)	—	[4]	(.10)	10.21	(.08)	30	.84		.84		.96
7/31/2012	10.23	.11	.09	.20	(.11)	—		(.11)	10.32	1.98	18	.78		.78		1.09
7/31/2011	10.20	.11	.03	.14	(.11)	—		(.11)	10.23	1.34	14	.79		.79		1.04
7/31/2010[5,6]	10.00	.10	.19	.29	(.09)	—		(.09)	10.20	2.93	5	.79	[7]	.64	[7]	1.06	[7]
Class F-2:
7/31/2014	10.21	.11	.04	.15	(.11)	—		(.11)	10.25	1.47	46	.54		.54		1.07
7/31/2013	10.32	.13	(.11)	.02	(.13)	—	[4]	(.13)	10.21	.19	37	.56		.56		1.23
7/31/2012	10.23	.14	.09	.23	(.14)	—		(.14)	10.32	2.24	15	.52		.52		1.33
7/31/2011	10.20	.13	.03	.16	(.13)	—		(.13)	10.23	1.58	17	.55		.55		1.28
7/31/2010[5,8]	10.00	.13	.18	.31	(.11)	—		(.11)	10.20	3.16	8	.51	[7]	.45	[7]	1.39	[7]

	Year ended July 31
	2014	2013	2012	2011	2010
Portfolio turnover rate for all share classes	20%	22%	14%	12%	5%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC agreed to pay a portion of fees and expenses due to lower short-term interest rates.
[4]	Amount less than $.01.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Class F-1 shares were offered beginning August 27, 2009.
[7]	Annualized.
[8]	Class F-2 shares were offered beginning August 12, 2009.

See Notes to Financial Statements

70	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class A:
7/31/2014	$15.94	$.40	$.16	$.56	$(.40)	$—		$(.40)	$16.10	3.56%	$2,615	.60%	2.51%
7/31/2013	16.36	.40	(.42)	(.02)	(.40)	—	[3]	(.40)	15.94	(.13)	2,625	.60	2.45
7/31/2012	15.85	.44	.51	.95	(.44)	—		(.44)	16.36	6.06	2,549	.60	2.72
7/31/2011	15.78	.46	.07	.53	(.46)	—		(.46)	15.85	3.41	2,232	.60	2.93
7/31/2010	15.11	.48	.67	1.15	(.48)	—		(.48)	15.78	7.71	2,316	.61	3.08
Class B:
7/31/2014	15.94	.29	.16	.45	(.29)	—		(.29)	16.10	2.85	2	1.29	1.83
7/31/2013	16.36	.29	(.42)	(.13)	(.29)	—	[3]	(.29)	15.94	(.82)	3	1.29	1.78
7/31/2012	15.85	.33	.51	.84	(.33)	—		(.33)	16.36	5.33	6	1.30	2.04
7/31/2011	15.78	.35	.07	.42	(.35)	—		(.35)	15.85	2.69	10	1.31	2.24
7/31/2010	15.11	.37	.67	1.04	(.37)	—		(.37)	15.78	6.96	21	1.31	2.40
Class C:
7/31/2014	15.94	.28	.16	.44	(.28)	—		(.28)	16.10	2.80	38	1.34	1.78
7/31/2013	16.36	.28	(.42)	(.14)	(.28)	—	[3]	(.28)	15.94	(.87)	49	1.34	1.72
7/31/2012	15.85	.32	.51	.83	(.32)	—		(.32)	16.36	5.27	75	1.34	1.99
7/31/2011	15.78	.34	.07	.41	(.34)	—		(.34)	15.85	2.64	69	1.36	2.19
7/31/2010	15.11	.36	.67	1.03	(.36)	—		(.36)	15.78	6.91	91	1.36	2.34
Class F-1:
7/31/2014	15.94	.39	.16	.55	(.39)	—		(.39)	16.10	3.49	105	.67	2.45
7/31/2013	16.36	.39	(.42)	(.03)	(.39)	—	[3]	(.39)	15.94	(.22)	122	.69	2.37
7/31/2012	15.85	.43	.51	.94	(.43)	—		(.43)	16.36	6.00	132	.65	2.67
7/31/2011	15.78	.45	.07	.52	(.45)	—		(.45)	15.85	3.37	104	.65	2.89
7/31/2010	15.11	.47	.67	1.14	(.47)	—		(.47)	15.78	7.68	112	.63	3.06
Class F-2:
7/31/2014	15.94	.43	.16	.59	(.43)	—		(.43)	16.10	3.75	183	.42	2.69
7/31/2013	16.36	.43	(.42)	.01	(.43)	—	[3]	(.43)	15.94	.05	148	.42	2.64
7/31/2012	15.85	.47	.51	.98	(.47)	—		(.47)	16.36	6.28	162	.38	2.94
7/31/2011	15.78	.49	.07	.56	(.49)	—		(.49)	15.85	3.65	132	.38	3.15
7/31/2010	15.11	.52	.67	1.19	(.52)	—		(.52)	15.78	7.97	125	.36	3.35
Class R-6:
7/31/2014	15.94	.45	.16	.61	(.45)	—		(.45)	16.10	3.86	133	.31	2.80
7/31/2013	16.36	.45	(.42)	.03	(.45)	—	[3]	(.45)	15.94	.16	132	.31	2.72
7/31/2012[4,5]	16.32	.10	.05	.15	(.11)	—		(.11)	16.36	.90	43	.07	.64

	Year ended July 31
	2014	2013	2012	2011	2010
Portfolio turnover rate for all share classes	9%	13%	9%	14%	13%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Amount less than $.01.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Class R-6 shares were offered beginning May 11, 2012.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	71

Financial highlights (continued)

The Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income to average net assets[3]
Class A:
7/31/2014	$12.44	$.45	$.48	$.93	$(.45)	$12.92	7.60%	$6,772	.56%		.56%		3.57%
7/31/2013[4,5]	13.08	.40	(.64)	(.24)	(.40)	12.44	(1.93)	6,984	.55	[6]	.55	[6]	3.35	[6]
8/31/2012	12.26	.47	.82	1.29	(.47)	13.08	10.71	7,445	.55		.55		3.73
8/31/2011	12.53	.48	(.27)	.21	(.48)	12.26	1.85	6,557	.55		.55		4.01
8/31/2010	11.82	.48	.71	1.19	(.48)	12.53	10.23	7,740	.54		.54		3.92
8/31/2009	12.03	.50	(.21)	.29	(.50)	11.82	2.65	7,130	.56		.56		4.39
Class B:
7/31/2014	12.44	.35	.48	.83	(.35)	12.92	6.81	13	1.30		1.30		2.84
7/31/2013[4,5]	13.08	.31	(.64)	(.33)	(.31)	12.44	(2.59)	20	1.30	[6]	1.30	[6]	2.61	[6]
8/31/2012	12.26	.38	.82	1.20	(.38)	13.08	9.90	30	1.29		1.29		3.01
8/31/2011	12.53	.39	(.27)	.12	(.39)	12.26	1.08	40	1.30		1.30		3.26
8/31/2010	11.82	.38	.71	1.09	(.38)	12.53	9.41	78	1.30		1.30		3.18
8/31/2009	12.03	.41	(.21)	.20	(.41)	11.82	1.88	107	1.32		1.31		3.65
Class C:
7/31/2014	12.44	.35	.48	.83	(.35)	12.92	6.75	325	1.35		1.35		2.79
7/31/2013[4,5]	13.08	.31	(.64)	(.33)	(.31)	12.44	(2.64)	375	1.34	[6]	1.34	[6]	2.56	[6]
8/31/2012	12.26	.37	.82	1.19	(.37)	13.08	9.85	420	1.34		1.34		2.94
8/31/2011	12.53	.39	(.27)	.12	(.39)	12.26	1.03	370	1.35		1.35		3.21
8/31/2010	11.82	.38	.71	1.09	(.38)	12.53	9.35	475	1.34		1.34		3.11
8/31/2009	12.03	.41	(.21)	.20	(.41)	11.82	1.83	399	1.36		1.36		3.58
Class F-1:
7/31/2014	12.44	.43	.48	.91	(.43)	12.92	7.46	1,389	.68		.68		3.46
7/31/2013[4,5]	13.08	.39	(.64)	(.25)	(.39)	12.44	(2.05)	1,659	.68	[6]	.68	[6]	3.21	[6]
8/31/2012	12.26	.46	.82	1.28	(.46)	13.08	10.59	1,526	.66		.66		3.62
8/31/2011	12.53	.47	(.27)	.20	(.47)	12.26	1.73	1,356	.66		.66		3.90
8/31/2010	11.82	.46	.71	1.17	(.46)	12.53	10.12	1,380	.64		.64		3.80
8/31/2009	12.03	.49	(.21)	.28	(.49)	11.82	2.56	976	.65		.64		4.31
Class F-2:
7/31/2014	12.44	.46	.48	.94	(.46)	12.92	7.74	662	.42		.42		3.70
7/31/2013[4,5]	13.08	.42	(.64)	(.22)	(.42)	12.44	(1.81)	327	.42	[6]	.42	[6]	3.49	[6]
8/31/2012	12.26	.49	.82	1.31	(.49)	13.08	10.88	239	.40		.40		3.87
8/31/2011	12.53	.50	(.27)	.23	(.50)	12.26	1.99	196	.41		.41		4.15
8/31/2010	11.82	.50	.71	1.21	(.50)	12.53	10.41	216	.37		.37		4.09
8/31/2009	12.03	.51	(.21)	.30	(.51)	11.82	2.80	253	.39		.39		4.36
Class R-6:
7/31/2014	12.44	.48	.48	.96	(.48)	12.92	7.86	165	.31		.31		3.81
7/31/2013[4,5]	13.08	.43	(.64)	(.21)	(.43)	12.44	(1.71)	115	.31	[6]	.31	[6]	3.58	[6]
8/31/2012[4,7]	12.94	.14	.15	.29	(.15)	13.08	2.25	42	.09		.09		1.15

	Year ended July 31	For the period 9/1/2012 to	Year ended August 31
	2014	7/31/2013[4,5]	2012	2011	2010
Portfolio turnover rate for all share classes	10%	16%	14%	12%	16%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC. During one of the periods shown, CRMC reduced fees for investment advisory services.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	In 2013, the fund changed its fiscal year-end from August to July.
[6]	Annualized.
[7]	Class R-6 shares were offered beginning May 11, 2012.

See Notes to Financial Statements

72	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class A:
7/31/2014	$14.48	$.68	$.73	$1.41	$(.67)	$15.22	9.99%	$2,357	.68%	4.59%
7/31/2013	15.13	.63	(.65)	(.02)	(.63)	14.48	(.25)	2,246	.69	4.14
7/31/2012	13.78	.66	1.35	2.01	(.66)	15.13	14.98	2,286	.68	4.64
7/31/2011	13.97	.67	(.19)	.48	(.67)	13.78	3.57	1,849	.64	4.86
7/31/2010	12.69	.66	1.28	1.94	(.66)	13.97	15.50	2,109	.68	4.82
Class B:
7/31/2014	14.48	.57	.73	1.30	(.56)	15.22	9.17	6	1.44	3.87
7/31/2013	15.13	.52	(.65)	(.13)	(.52)	14.48	(.97)	10	1.42	3.42
7/31/2012	13.78	.56	1.35	1.91	(.56)	15.13	14.14	16	1.42	3.96
7/31/2011	13.97	.56	(.19)	.37	(.56)	13.78	2.78	21	1.41	4.07
7/31/2010	12.69	.56	1.28	1.84	(.56)	13.97	14.67	36	1.42	4.11
Class C:
7/31/2014	14.48	.56	.73	1.29	(.55)	15.22	9.12	161	1.48	3.80
7/31/2013	15.13	.52	(.65)	(.13)	(.52)	14.48	(1.02)	161	1.46	3.37
7/31/2012	13.78	.55	1.35	1.90	(.55)	15.13	14.09	170	1.46	3.86
7/31/2011	13.97	.56	(.19)	.37	(.56)	13.78	2.73	137	1.46	4.03
7/31/2010	12.69	.55	1.28	1.83	(.55)	13.97	14.60	163	1.46	4.03
Class F-1:
7/31/2014	14.48	.66	.73	1.39	(.65)	15.22	9.87	178	.79	4.49
7/31/2013	15.13	.62	(.65)	(.03)	(.62)	14.48	(.35)	172	.79	4.04
7/31/2012	13.78	.65	1.35	2.00	(.65)	15.13	14.89	191	.76	4.56
7/31/2011	13.97	.65	(.19)	.46	(.65)	13.78	3.45	146	.76	4.73
7/31/2010	12.69	.65	1.28	1.93	(.65)	13.97	15.42	181	.75	4.75
Class F-2:
7/31/2014	14.48	.70	.73	1.43	(.69)	15.22	10.15	223	.53	4.71
7/31/2013	15.13	.66	(.65)	.01	(.66)	14.48	(.09)	126	.52	4.31
7/31/2012	13.78	.69	1.35	2.04	(.69)	15.13	15.20	87	.49	4.81
7/31/2011	13.97	.69	(.19)	.50	(.69)	13.78	3.74	58	.48	5.03
7/31/2010	12.69	.68	1.28	1.96	(.68)	13.97	15.72	50	.48	5.00
Class R-6:
7/31/2014	14.48	.72	.73	1.45	(.71)	15.22	10.27	108	.42	4.82
7/31/2013	15.13	.68	(.65)	.03	(.68)	14.48	.02	58	.40	4.44
7/31/2012[3,4]	14.86	.14	.28	.42	(.15)	15.13	2.85	13	.08	1.00

	Year ended July 31
	2014	2013	2012	2011	2010
Portfolio turnover rate for all share classes	24%	25%	20%	18%	15%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Class R-6 shares were offered beginning May 11, 2012.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	73

Financial highlights (continued)

The Tax-Exempt Fund of California

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income to average net assets[3]
Class A:
7/31/2014	$16.72	$.63	$.80	$1.43	$(.63)	$17.52	8.72%	$1,265.63%			.63%		3.72%
7/31/2013[4,5]	17.54	.59	(.82)	(.23)	(.59)	16.72	(1.45)	1,250.63		[6]	.63	[6]	3.64	[6]
8/31/2012	16.32	.66	1.22	1.88	(.66)	17.54	11.70	1,334.63			.63		3.89
8/31/2011	16.63	.65	(.31)	.34	(.65)	16.32	2.24	1,218.64			.64		4.08
8/31/2010	15.31	.64	1.32	1.96	(.64)	16.63	13.07	1,442.62			.62		4.04
8/31/2009	15.79	.67	(.48)	.19	(.67)	15.31	1.49	1,311.63			.62		4.59
Class B:
7/31/2014	16.72	.51	.79	1.30	(.50)	17.52	7.93	2	1.38		1.38		3.00
7/31/2013[4,5]	17.54	.47	(.82)	(.35)	(.47)	16.72	(2.12)	3	1.37	[6]	1.37	[6]	2.90	[6]
8/31/2012	16.32	.53	1.22	1.75	(.53)	17.54	10.89	5	1.37		1.37		3.17
8/31/2011	16.63	.53	(.31)	.22	(.53)	16.32	1.48	7	1.39		1.39		3.33
8/31/2010	15.31	.52	1.32	1.84	(.52)	16.63	12.22	11	1.37		1.37		3.31
8/31/2009	15.79	.56	(.48)	.08	(.56)	15.31	.73	16	1.39		1.37		3.85
Class C:
7/31/2014	16.72	.50	.80	1.30	(.50)	17.52	7.87	76	1.42		1.42		2.94
7/31/2013[4,5]	17.54	.46	(.82)	(.36)	(.46)	16.72	(2.16)	87	1.42	[6]	1.42	[6]	2.85	[6]
8/31/2012	16.32	.52	1.22	1.74	(.52)	17.54	10.83	101	1.42		1.42		3.10
8/31/2011	16.63	.52	(.31)	.21	(.52)	16.32	1.42	91	1.44		1.44		3.28
8/31/2010	15.31	.51	1.32	1.83	(.51)	16.63	12.17	116	1.42		1.42		3.24
8/31/2009	15.79	.55	(.48)	.07	(.55)	15.31	.68	105	1.43		1.42		3.79
Class F-1:
7/31/2014	16.72	.61	.80	1.41	(.61)	17.52	8.59	65.76			.76		3.60
7/31/2013[4,5]	17.54	.56	(.82)	(.26)	(.56)	16.72	(1.58)	74.77		[6]	.77	[6]	3.50	[6]
8/31/2012	16.32	.64	1.22	1.86	(.64)	17.54	11.59	82.73			.73		3.79
8/31/2011	16.63	.64	(.31)	.33	(.64)	16.32	2.13	82.74			.74		3.98
8/31/2010	15.31	.63	1.32	1.95	(.63)	16.63	12.97	108.70			.70		3.97
8/31/2009	15.79	.65	(.48)	.17	(.65)	15.31	1.41	113.71			.70		4.52
Class F-2:
7/31/2014	16.72	.65	.80	1.45	(.65)	17.52	8.85	110.51			.51		3.84
7/31/2013[4,5]	17.54	.60	(.82)	(.22)	(.60)	16.72	(1.35)	91.51		[6]	.51	[6]	3.77	[6]
8/31/2012	16.32	.68	1.22	1.90	(.68)	17.54	11.87	74.48			.48		4.02
8/31/2011	16.63	.67	(.31)	.36	(.67)	16.32	2.38	41.50			.50		4.22
8/31/2010	15.31	.67	1.32	1.99	(.67)	16.63	13.27	46.43			.43		4.27
8/31/2009	15.79	.69	(.48)	.21	(.69)	15.31	1.67	99.45			.45		4.61

	Year ended July 31	For the period 9/1/2012 to	Year ended August 31
	2014	7/31/2013[4,5]	2012	2011	2010	2009
Portfolio turnover rate for all share classes	8%	12%	15%	10%	18%	17%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC. During one of the periods shown, CRMC reduced fees for investment advisory services.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	In 2013, the fund changed its fiscal year-end from August to July.
[6]	Annualized.

See Notes to Financial Statements

74	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]
Class A:
7/31/2014	$10.21	$.31	$.37	$.68	$(.31)	$10.58	6.83%	$101,874.73%			.63%		3.07%
7/31/2013	10.85	.31	(.64)	(.33)	(.31)	10.21	(3.16)	99,811.66			.59		2.88
7/31/2012	9.98	.32	.87	1.19	(.32)	10.85	12.11	106,145.76			.63		3.06
7/31/2011[4,5]	10.00	.21	(.03)	.18	(.20)	9.98	1.83	62,229.97		[6]	.67	[6]	2.82	[6]
Class B:
7/31/2014	10.21	.23	.37	.60	(.23)	10.58	5.98	51	1.51		1.44		2.29
7/31/2013	10.85	.22	(.64)	(.42)	(.22)	10.21	(4.00)	174	1.53		1.46		1.99
7/31/2012	9.98	.23	.87	1.10	(.23)	10.85	11.18	271	1.59		1.45		2.24
7/31/2011[4,5]	10.00	.15	(.03)	.12	(.14)	9.98	1.24	120	1.76	[6]	1.48	[6]	2.21	[6]
Class C:
7/31/2014	10.21	.22	.37	.59	(.22)	10.58	5.89	7,809	1.60		1.51		2.19
7/31/2013	10.85	.21	(.64)	(.43)	(.21)	10.21	(4.04)	7,763	1.58		1.50		1.96
7/31/2012	9.98	.23	.87	1.10	(.23)	10.85	11.12	6,875	1.62		1.50		2.17
7/31/2011[4,5]	10.00	.15	(.03)	.12	(.14)	9.98	1.26	2,103	1.75	[6]	1.55	[6]	2.27	[6]
Class F-1:
7/31/2014	10.21	.31	.37	.68	(.31)	10.58	6.77	1,072.77			.68		3.03
7/31/2013	10.85	.29	(.64)	(.35)	(.29)	10.21	(3.36)	1,372.86			.79		2.67
7/31/2012	9.98	.31	.87	1.18	(.31)	10.85	11.95	2,392.86			.74		2.94
7/31/2011[4,5]	10.00	.20	(.03)	.17	(.19)	9.98	1.76	872	1.03	[6]	.78	[6]	2.71	[6]
Class F-2:
7/31/2014	10.21	.32	.37	.69	(.32)	10.58	6.89	15,959.66			.57		3.13
7/31/2013	10.85	.31	(.64)	(.33)	(.31)	10.21	(3.14)	14,378.64			.57		2.90
7/31/2012	9.98	.33	.87	1.20	(.33)	10.85	12.21	12,983.63			.53		3.13
7/31/2011[4,5]	10.00	.22	(.03)	.19	(.21)	9.98	1.92	3,162.70		[6]	.55	[6]	3.08	[6]

	Year ended July 31			For the period 11/1/2010 to
	2014	2013	2012	7/31/2011[4,5]
Portfolio turnover rate for all share classes	25%	23%	15%	16%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During the periods shown, CRMC reimbursed other fees and expenses.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	For the period November 1, 2010, commencement of operations, through July 31, 2011.
[6]	Annualized.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	75

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios (investment portfolio for American Funds Tax-Exempt Fund of New York), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York (the “Funds”) at July 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods presented (other than as noted below for The Tax-Exempt Fund of California), in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2014 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion. The financial statements of The Tax-Exempt Fund of California as of July 31, 2013, and for the fiscal years ended through July 31, 2013 as appearing herein, were audited by other auditors whose report dated September 9, 2013, expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Los Angeles, California
September 9, 2014

76	American Funds Tax-Exempt Funds

Expense examples	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. The examples shown on the following pages are intended to help shareholders understand the ongoing costs (in dollars) of investing in the funds so they can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (February 1, 2014, through July 31, 2014).

Actual expenses:

The first line of each share class of each fund in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class of each fund in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), if any. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Tax-Exempt Funds	77

Expense examples (continued)

American Funds Short-Term Tax-Exempt Bond Fund

	Beginning account value 2/1/2014	Ending account value 7/31/2014	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,005.39	$2.88	.58%
Class A – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class F-1 – actual return	1,000.00	1,004.12	4.07	.82
Class F-1 – assumed 5% return	1,000.00	1,020.73	4.11	.82
Class F-2 – actual return	1,000.00	1,005.57	2.69	.54
Class F-2 – assumed 5% return	1,000.00	1,022.12	2.71	.54

Limited Term Tax-Exempt Bond Fund of America

	Beginning account value 2/1/2014	Ending account value 7/31/2014	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,015.67	$3.00	.60%
Class A – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class B – actual return	1,000.00	1,012.22	6.44	1.29
Class B – assumed 5% return	1,000.00	1,018.40	6.46	1.29
Class C – actual return	1,000.00	1,011.97	6.68	1.34
Class C – assumed 5% return	1,000.00	1,018.15	6.71	1.34
Class F-1 – actual return	1,000.00	1,015.28	3.35	.67
Class F-1 – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class F-2 – actual return	1,000.00	1,016.57	2.10	.42
Class F-2 – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class R-6 – actual return	1,000.00	1,017.12	1.55	.31
Class R-6 – assumed 5% return	1,000.00	1,023.26	1.56	.31

The Tax-Exempt Bond Fund of America

	Beginning account value 2/1/2014	Ending account value 7/31/2014	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,044.31	$2.79	.55%
Class A – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class B – actual return	1,000.00	1,040.53	6.53	1.29
Class B – assumed 5% return	1,000.00	1,018.40	6.46	1.29
Class C – actual return	1,000.00	1,040.27	6.78	1.34
Class C – assumed 5% return	1,000.00	1,018.15	6.71	1.34
Class F-1 – actual return	1,000.00	1,043.68	3.40	.67
Class F-1 – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class F-2 – actual return	1,000.00	1,045.05	2.08	.41
Class F-2 – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class R-6 – actual return	1,000.00	1,045.55	1.57	.31
Class R-6 – assumed 5% return	1,000.00	1,023.26	1.56	.31

See end of expense examples tables for footnote.

78	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Beginning account value 2/1/2014	Ending account value 7/31/2014	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,065.55	$3.43	.67%
Class A – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class B – actual return	1,000.00	1,061.81	7.11	1.39
Class B – assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class C – actual return	1,000.00	1,061.50	7.36	1.44
Class C – assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class F-1 – actual return	1,000.00	1,065.11	3.84	.75
Class F-1 – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class F-2 – actual return	1,000.00	1,066.48	2.51	.49
Class F-2 – assumed 5% return	1,000.00	1,022.36	2.46	.49
Class R-6 – actual return	1,000.00	1,067.03	2.00	.39
Class R-6 – assumed 5% return	1,000.00	1,022.86	1.96	.39

The Tax-Exempt Fund of California

	Beginning account value 2/1/2014	Ending account value 7/31/2014	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,048.41	$3.20	.63%
Class A – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class B – actual return	1,000.00	1,044.63	6.89	1.36
Class B – assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class C – actual return	1,000.00	1,044.38	7.20	1.42
Class C – assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class F-1 – actual return	1,000.00	1,047.78	3.81	.75
Class F-1 – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class F-2 – actual return	1,000.00	1,049.08	2.54	.50
Class F-2 – assumed 5% return	1,000.00	1,022.32	2.51	.50

American Funds Tax-Exempt Fund of New York

	Beginning account value 2/1/2014	Ending account value 7/31/2014	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,044.67	$3.19	.63%
Class A – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class B – actual return	1,000.00	1,040.49	7.29	1.44
Class B – assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class C – actual return	1,000.00	1,040.15	7.64	1.51
Class C – assumed 5% return	1,000.00	1,017.31	7.55	1.51
Class F-1 – actual return	1,000.00	1,044.40	3.45	.68
Class F-1 – assumed 5% return	1,000.00	1,021.42	3.41	.68
Class F-2 – actual return	1,000.00	1,045.00	2.89	.57
Class F-2 – assumed 5% return	1,000.00	1,021.97	2.86	.57

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Tax-Exempt Funds	79

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. We hereby designate the following amounts for the year ended July 31, 2014:

Fund	Exempt interest dividends
American Funds Short-Term Tax-Exempt Bond Fund	100%
Limited Term Tax-Exempt Bond Fund of America	100
The Tax-Exempt Bond Fund of America	100
American High-Income Municipal Bond Fund	100
The Tax-Exempt Fund of California	100
American Funds Tax-Exempt Fund of New York	100

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2015, to determine the calendar year amounts to be included on their 2014 tax returns. Shareholders should consult their tax advisors.

80	American Funds Tax-Exempt Funds

Approval of Investment Advisory and Service Agreement

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California, American Funds Tax-Exempt Fund of New York

The boards of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York (the “board”) have approved each fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2015. The board approved the agreement following the recommendation of each fund’s Contracts Committee (the “committee”), which is composed of each fund’s independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under each fund’s agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objective. They compared each fund’s investment results with those of other relevant funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2013. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

American Funds Short-Term Tax-Exempt Bond Fund seeks to provide current income that is exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital. The board and the committee reviewed the fund’s investment results measured against the Lipper Short Municipal Debt Funds Average and the Barclays Municipal Short 1-5 Years Index. They noted that the investment results for the fund were above the results of the Lipper average over the 9-month, one-year, three-year and lifetime periods, while below those of the Barclays index for those periods.

Limited Term Tax-Exempt Bond Fund of America seeks to provide current income that is exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital. The board and the committee reviewed the fund’s investment results measured against the Lipper Intermediate Municipal Debt Funds Average and the Barclays Municipal Short-Intermediate 1-10 Years Index. They noted that the investment results for the fund were equal to or above the results of the Lipper average for the 9-month, one-, three- and 10-year periods (although below the results of the average for the five-year and lifetime periods), and were below the results of the Barclays index for all periods shown other than the three-year and five-year periods.

American Funds Tax-Exempt Funds	81

Approval of Investment Advisory and Service Agreement (continued)

The Tax-Exempt Bond Fund of America seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The board and the committee reviewed the fund’s investment results measured against the Lipper General & Insured Municipal Debt Funds Average and the Barclays Municipal Bond Index. They noted that the investment results for the fund were above the results of the Lipper average for all periods considered, and were above the results of the Barclays index for the one-year and three-year periods (although below the results of the index for the 9-month, five-year and 10-year periods).

American High-Income Municipal Bond Fund seeks to provide a high level of current income exempt from regular federal income tax. The board and the committee reviewed the fund’s investment results measured against the Lipper High-Yield Municipal Debt Funds Average and the Barclays High Yield Municipal Bond Index. They noted that the investment results for the fund were above the results of the Lipper average for all periods shown, while below those of the Barclays index for all periods other than the 9-month period.

The Tax-Exempt Fund of California seeks to provide a high level of current income exempt from regular federal and California income taxes, with a secondary objective of preservation of capital. The board and the committee reviewed the fund’s investment results measured against the Lipper California Municipal Debt Funds Average and the Barclays California Municipal Bond Index. They noted that the investment results for the fund were above the results of the Lipper average for all periods considered, and were above the results of the Barclays index for the three- and five-year periods (although below the results of the Barclays index for the 9-month, one-year and 10-year periods).

American Funds Tax-Exempt Fund of New York seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes, with a secondary objective of preservation of capital. The board and the committee reviewed the fund’s investment results measured against the Lipper New York Municipal Debt Funds Average and the Barclays New York Municipal Bond Index. They noted that the investment results for the fund were above the results of the Lipper average for all periods considered, while below those of the Barclays index for all periods other than the lifetime period.

The board and the committee concluded that each fund’s investment results have been satisfactory and that CRMC’s record in managing the funds indicated that its continued management should benefit the funds and their shareholders.

82	American Funds Tax-Exempt Funds

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that each fund’s advisory fees and expenses were below the median fees and expenses of the other funds included in its Lipper category described above. The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of each fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

American Funds Tax-Exempt Funds	83

Approval of Investment Advisory and Service Agreement (continued)

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in each fund’s advisory fee structure. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

84	American Funds Tax-Exempt Funds

Boards of trustees and other officers

“Independent” trustees1

Name and age	Year first elected a trustee of the fund[2]		Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 69	STEX	2010	CEO and President, Richard Nixon Foundation;	70	None
	LTEX	2010	former Chairman of the Board and CEO,
	TEBF	2010	Oakwood Enterprises (private investment
	AHIM	2010	and consulting)
	TEFCA	2010
	TEFNY	2010
James G. Ellis, 67	STEX	2009	Dean and Professor of Marketing, Marshall	70	Mercury General Corp.
	LTEX	2006	School of Business, University of Southern
	TEBF	2006	California
	AHIM	2006
	TEFCA	2006
	TEFNY	2010
Leonard R. Fuller, 68	STEX	1995	President and CEO, Fuller Consulting (financial	70	None
	LTEX	1994	management consulting firm)
	TEBF	1994
	AHIM	1994
	TEFCA	1994
	TEFNY	2010
R. Clark Hooper, 68	STEX	2005	Private investor	72	The Swiss Helvetia
Chairman of the Boards	LTEX	2005			Fund, Inc.
(Independent and Non-	TEBF	2005
Executive)	AHIM	2005
	TEFCA	2005
	TEFNY	2010
Merit E. Janow, 56	STEX	2010	Dean and Professor, Columbia University,	69	MasterCard
	LTEX	2010	School of International and Public Affairs		Incorporated;
	TEBF	2010			The NASDAQ Stock
	AHIM	2010			Market LLC;
	TEFCA	2009			Trimble Navigation
	TEFNY	2010			Limited
Laurel B. Mitchell, Ph.D., 59	STEX	2009	Clinical Professor and Director, Accounting	66	None
	LTEX	2010	Program, University of Redlands
	TEBF	2010
	AHIM	2010
	TEFCA	2010
	TEFNY	2010
Frank M. Sanchez, 70	STEX	1999	Principal, The Sanchez Family Corporation dba	66	None
	LTEX	1999	McDonald’s Restaurants (McDonald’s licensee)
	TEBF	1999
	AHIM	1999
	TEFCA	1999
	TEFNY	2010
Margaret Spellings, 56	STEX	2009	President, George W. Bush Foundation; former	70	None
	LTEX	2010	President and CEO, Margaret Spellings &
	TEBF	2010	Company (public policy and strategic consulting);
	AHIM	2010	former President, U.S. Chamber Foundation and
	TEFCA	2010	Senior Advisor to the President and CEO, U.S.
	TEFNY	2010	Chamber of Commerce; former U.S. Secretary
			of Education, U.S. Department of Education

See page 87 for footnotes.

American Funds Tax-Exempt Funds	85

“Independent” trustees1 (continued)

Name and age	Year first elected a trustee of the fund[2]		Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Steadman Upham, Ph.D., 65	STEX	2009	President and University Professor, The	69	None
	LTEX	2007	University of Tulsa
	TEBF	2007
	AHIM	2007
	TEFCA	2007
	TEFNY	2010

We are saddened by the loss of W. Scott Hedrick who passed away on November 3, 2013. Mr. Hedrick served as an independent board member on the boards of various American Funds since 2007. His wise counsel and friendship will be missed.

“Interested” trustee4

Name, age and position with fund	Year first elected a trustee or officer of the fund[2]		Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Karl J. Zeile, 47	STEX	2011	Director, Capital Research and Management	6	None
Vice Chairman of the Board:	LTEX	2004	Company; Senior Vice President – Capital
STEX	TEBF	2009	Fixed Income Investors, Capital Research
Vice Chairman of the Board	AHIM	2008	and Management Company
and President: AHIM, TEFNY	TEFCA	2009
Vice Chairman of the Board	TEFNY	2010
and Vice President: LTEX, TEBF, TEFCA

Other officers[5]

Name, age and position with fund	Year first elected an officer of the fund[2]		Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Brenda S. Ellerin, 51	STEX	2009	Senior Vice President – Capital Fixed Income Investors, Capital Research and Management
President: STEX, LTEX	LTEX	1997	Company
Senior Vice President: TEBF	TEBF	1999
Neil L. Langberg, 61	STEX	1989	Senior Vice President – Capital Fixed Income Investors, Capital Research and Management Company; Senior Vice President – Capital Fixed Income Investors, Capital Guardian Trust Company[6]
President: TEBF, TEFCA	LTEX	1993
Senior Vice President: STEX,	TEBF	1985
LTEX, AHIM	AHIM	1994
	TEFCA	1986
Kristine M. Nishiyama, 44	STEX	2003	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Senior Vice President and General Counsel, Capital Bank and Trust Company[6]
Senior Vice President	LTEX	2003
	TEBF	2003
	AHIM	2003
	TEFCA	2003
	TEFNY	2010
Jerome H. Solomon, 51	TEFNY	2011	Vice President – Capital Fixed Income Investors, Capital Research Company[6]
Vice President

86	American Funds Tax-Exempt Funds

Name, age and position with fund	Year first elected an officer of the fund[2]		Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Courtney R. Taylor, 39	STEX	2006	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company
Secretary	LTEX	2006
	TEBF	2006
	AHIM	2006
	TEFCA	2006
	TEFNY	2010
Karl C. Grauman, 46	STEX	2010	Vice President – Investment Operations, Capital Research and Management Company
Treasurer: TEBF, TEFCA,	LTEX	2012
TEFNY	TEBF	2010
Assistant Treasurer: STEX,	AHIM	2012
LTEX, AHIM	TEFCA	2010
	TEFNY	2010
Dori Laskin, 63	STEX	2010	Vice President – Investment Operations, Capital Research and Management Company
Treasurer: STEX, LTEX,	LTEX	2010
AHIM	TEBF	2010
Assistant Treasurer: TEBF,	AHIM	2010
TEFCA, TEFNY	TEFCA	2010
	TEFNY	2010
Steven I. Koszalka, 50	STEX	2010	Vice President – Fund Business Management Group, Capital Research and Management Company
Assistant Secretary	LTEX	2010
	TEBF	2010
	AHIM	2010
	TEFCA	2010
	TEFNY	2010
Brian C. Janssen, 42	TEBF	2012	Vice President – Investment Operations, Capital Research and Management Company
Assistant Treasurer	TEFCA	2012
	TEFNY	2012

STEX	American Funds Short-Term Tax-Exempt Bond Fund
LTEX	Limited Term Tax-Exempt Bond Fund of America
TEBF	The Tax-Exempt Bond Fund of America
AHIM	American High-Income Municipal Bond Fund
TEFCA	The Tax-Exempt Fund of California
TEFNY	American Funds Tax-Exempt Fund of New York

The funds’ statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the funds is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

[1]	The term “independent” trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the Investment Company Act of 1940.
[2]	Includes service as a director/trustee or officer of the fund’s predecessor, The Tax-Exempt Bond Fund of America, Inc. or American High-Income Municipal Bond Fund, Inc., each a Maryland corporation, or Limited Term Tax-Exempt Bond Fund of America or The Tax-Exempt Fund of California, each a Massachusetts business trust. Trustees and officers of the funds serve until their resignation, removal or retirement.
[3]	This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term “interested” trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their current or former affiliation with the funds’ investment adviser, Capital Research and Management Company, or affiliated entities (including the funds’ principal underwriter).
[5]	All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Tax-Exempt Funds	87

Offices of the funds and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

One Market
Steuart Tower, Suite 2000
San Francisco, CA 94105-1409

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Custodians of assets
Bank of New York Mellon
One Wall Street
New York, NY 10286

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Independent registered public accounting firm
PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the funds’ prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” – which describes how we vote proxies relating to portfolio securities – is available on the American Funds website or upon request by calling AFS. Each fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec. gov and on the American Funds website.

Complete July 31, 2014, portfolios of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and The Tax-Exempt Fund of California’s investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after September 30, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

88	American Funds Tax-Exempt Funds

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach – in combination with The Capital SystemSM – has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 26 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 56% of 10-year periods and 57% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2013.
[2]	Based on Class A share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services¹

Registrant:
a) Audit Fees:
2013	$None
2014	$79,000

b) Audit-Related Fees:
2013	None
2014	None

c) Tax Fees:
2013	$None
2014	$7,500
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2013	None
2014	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2013	None
2014	None

c) Tax Fees:
2013	None
2014	$52,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2013	$2,000
2014	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $2,000 for fiscal year 2013 and $61,000 for fiscal year 2014. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

¹Please note in 2014, TEFCA changed their principal auditor from Deloitte & Touche LLP to PricewaterhouseCoopers LLP. In 2013 and 2014, TEFCA paid $5,000 and $7,000 respectively for audit and tax services provided by Deloitte & Touche LLP.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Tax-Exempt Fund of California®
Investment portfolio
July 31, 2014
Bonds, notes & other debt instruments 91.82% California 88.09% State issuers 33.99%	Principal amount (000)	Value (000)
Del Mar Race Track Auth., Rev. Ref. Bonds, Series 2005, 5.00% 2014	$500	$501
Dept. of Water Resources, Water System Rev. Ref. Bonds (Central Valley Project), Series AE, 5.00% 2028	2,000	2,282
Econ. Recovery Bonds, Ref. Series 2009-A, 5.25% 2021	3,250	3,866
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2031	3,000	3,219
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2037	2,000	2,039
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2021	1,255	1,315
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2036	2,500	2,538
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2025	4,975	5,176
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2029	1,810	1,879
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2034	1,000	1,006
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2030	1,000	1,024
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.00% 2021	1,625	1,869
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 6.00% 2040	2,000	2,347
Educational Facs. Auth., Rev. Ref. Bonds (California Lutheran University), Series 2008, 5.75% 2038	6,000	6,766
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2026	3,000	3,375
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	8,615	9,396
Educational Facs. Auth., Rev. Ref. Bonds (Mills College), Series 2005-B, 5.00% 2020	655	712
Educational Facs. Auth., Rev. Ref. Bonds (Occidental College), Series 2013-A, 5.00% 2029	3,265	3,744
Educational Facs. Auth., Rev. Ref. Bonds (University of La Verne), Series 2005-A, 5.00% 2026	2,000	2,034
Educational Facs. Auth., Rev. Ref. Bonds (University of Redlands), Series 2005-A, 5.00% 2020	2,650	2,780
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), 5.00% 2036	4,660	4,721
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), 5.00% 2036 (preref. 2015)	340	361
G.O. Bonds, Series 2013-E, 0.939% 2029[1]	1,500	1,515
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2013-A, 5.00% 2029	2,500	2,778
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-A-1, 5.75% 2047	11,725	9,434
Health Facs. Fncg. Auth. Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford) Series 2014-A, 5.00% 2043	1,000	1,103
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-G, 5.50% 2025	3,500	3,980
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2009-A, 6.00% 2029	1,500	1,724
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2011-A, 5.25% 2041	2,000	2,165
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home), Series 2002-B, 6.00% 2032 (preref. 2020)	3,600	4,454
Health Facs. Fncg. Auth., Rev. Bonds (Rady Children’s Hospital - San Diego), Series 2011, 5.25% 2041	5,000	5,535
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.25% 2031	2,000	2,260
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.25% 2041	2,000	2,136
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2027	12,750	13,383
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Memorial Health Services), Series 2012-A, 5.00% 2033	1,000	1,093
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 6.50% 2038 (preref. 2018)	2,945	3,621
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 6.50% 2038 (preref. 2018)	55	68
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	5,000	5,487
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-C, 5.00% 2043 (put 2019)	2,000	2,355
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2010-B, 5.25% 2031	8,000	9,036
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2008-A, 5.25% 2022	2,000	2,321
The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California — Page 1 of 18

Bonds, notes & other debt instruments California (continued) State issuers (continued)	Principal amount (000)	Value (000)
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.00% 2033	$11,500	$12,558
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2024	2,000	2,285
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2025	2,000	2,276
Infrastructure and Econ. Dev. Bank, Rev. Bonds (California Science Center Phase II Project), Series 2006-B, FGIC-National insured, 5.00% 2015	1,000	1,033
Infrastructure and Econ. Dev. Bank, Rev. Bonds (California Science Center Phase II Project), Series 2006-B, FGIC-National insured, 5.00% 2022	1,000	1,034
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County), Series 2007, 5.00% 2027	1,000	1,088
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County), Series 2007, 5.00% 2037	1,500	1,581
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-2, 0.34% 2038 (put 2017)[1]	3,500	3,499
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-1, 0.34% 2047 (put 2016)[1]	2,000	2,000
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2027	3,000	3,028
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2036	3,980	3,949
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 5.00% 2023	3,630	3,749
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-B, 5.50% 2041	1,000	1,010
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2016	1,500	1,585
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2018	2,180	2,344
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2022	1,395	1,454
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	5,500	5,600
Municipal Fin. Auth., Education Rev. Ref. Bonds (American Heritage Education Foundation Project), Series 2006-A, 5.00% 2016	870	885
Municipal Fin. Auth., Education Rev. Ref. Bonds (American Heritage Education Foundation Project), Series 2006-A, 5.25% 2026	1,500	1,500
Municipal Fin. Auth., Education Rev. Ref. Bonds (American Heritage Education Foundation Project), Series 2006-A, 5.25% 2036	1,750	1,680
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista), Series 2008-B, 6.125% 2043[2]	1,750	1,800
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista), Series 2008-B, 6.125% 2048[2]	1,500	1,539
Municipal Fin. Auth., Rev. Bonds (Biola University), Series 2013, 5.00% 2042	1,000	1,055
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-A, 5.25% 2049	1,750	1,861
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.00% 2029	1,500	1,781
Municipal Fin. Auth., Rev. Bonds (Loma Linda University), Series 2007, 5.00% 2028	1,000	1,042
Municipal Fin. Auth., Rev. Bonds (Loma Linda University), Series 2007, 5.00% 2037	1,420	1,465
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 5.75% 2025	4,000	4,515
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 6.125% 2030	1,000	1,126
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 4.75% 2027	1,220	1,227
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 5.00% 2037	5,000	5,027
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041[2]	8,550	10,089
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.00% 2018	1,000	1,125
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.625% 2023	1,500	1,675
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	4,700	5,209
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.875% 2034	3,000	3,309
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011-B, 5.00% 2031	1,750	1,913
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2031	1,475	1,623
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2032	1,000	1,094
The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California — Page 2 of 18

Bonds, notes & other debt instruments California (continued) State issuers (continued)	Principal amount (000)	Value (000)
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, 0.787% 2019[1]	$5,000	$4,833
Northern California Power Agcy., Geothermal Project Number 3 Rev. Bonds, Series 2009-A, 5.50% 2022	1,000	1,190
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2010-A, 5.00% 2023	3,680	4,129
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2012-A, 5.00% 2029	1,570	1,774
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,123
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2020	2,010	2,391
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025	6,000	6,760
Northern California Transmission Agcy., Rev. Ref. Bonds (California-Oregon Transmission Project), Series 2009-A, 5.00% 2022	2,000	2,277
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 2004-C, AMT, AMBAC-FGIC insured, 4.75% 2023	5,000	5,377
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 2004-D, AMT, FGIC insured, 4.75% 2023	1,000	1,075
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002-B, AMT, 5.00% 2027	1,000	1,033
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 2045[2]	7,000	7,198
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Imperial County), Series 1991-A, 6.50% 2017	630	674
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex), Series 2005-A, 5.00% 2015	1,000	1,040
Public Works Board, Lease Rev. Bonds (Regents of the University of California, University of California Research Project), Series 2006-E, 5.00% 2027 (preref. 2016)	2,275	2,504
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2009-E, 5.00% 2024 (preref. 2019)	2,500	2,940
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2009-E, 5.00% 2034 (preref. 2019)	1,500	1,764
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, Academic Hall II, Building 13, San Marcos Campus), Series 2006-B, 5.00% 2031	2,000	2,094
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029	2,000	2,402
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.625% 2034	210	211
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2010-A-1, 5.75% 2030	2,000	2,277
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2010-A-1, 6.00% 2035	2,000	2,383
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2033	1,500	1,653
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2037	4,500	4,892
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation, State Prison-Monterey County (Soledad II)), Series 2006-F, FGIC-National insured, 5.25% 2019	1,500	1,791
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation, Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II)), Series 2005-J, 5.00% 2021	1,000	1,063
Public Works Board, Lease Rev. Ref. Bonds (Regents of the University of California, Various University of California Projects), Series 2007-A, FGIC-National insured, 5.25% 2023 (escrowed to maturity)	1,890	2,387
Public Works Board, Lease Rev. Ref. Bonds (Trustees of the California State University, Various California University Projects), Series 2006-A, FGIC-National insured, 5.00% 2016	1,000	1,099
Regents of the University of California, Limited Project Rev. Bonds, Series 2007-D, FGIC-National insured, 5.00% 2037	5,000	5,379
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, 0.82% 2037[1]	5,000	3,937
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, 0.89% 2043[1]	8,000	5,958
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2013-A-1, 7.375% 2043	3,000	3,313
Southern California Home Fncg. Auth., Single-family Mortgage Rev. Bonds, Series 2007-A, AMT, 5.80% 2049	365	372
The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California — Page 3 of 18

Bonds, notes & other debt instruments California (continued) State issuers (continued)	Principal amount (000)	Value (000)
Southern California Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project), Series 2005-A, RADIAN insured, 5.00% 2015	$1,765	$1,701
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2028	2,500	2,764
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2021	2,500	2,880
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2025	3,000	3,436
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase I Project), Series 2010-1, 5.00% 2030	2,000	2,287
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase II Project), Series 2011-1, 5.25% 2028	2,500	2,920
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Series 2008-B, 6.00% 2027	3,200	3,799
Southern California Public Power Auth., Transmission Project Rev. Ref. Bonds (Southern Transmission Project), Series 2008-A, 5.00% 2022	4,960	5,739
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	965	968
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2017	1,000	1,027
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2020	2,000	2,052
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging), Series 2008, 5.00% 2028	1,500	1,643
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging), Series 2008, 5.00% 2037	2,000	2,065
Statewide Communities Dev. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2013-C, 5.625% 2036	2,000	2,117
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project), Series 2007-A, 5.125% 2037[2]	9,500	9,614
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.00% 2017	2,590	2,770
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.25% 2027	2,000	2,106
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	6,500	6,742
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2006-A, 5.00% 2019	4,465	4,850
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	6,500	7,050
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2007-A, 5.625% 2033	3,000	3,032
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.625% 2033	1,350	1,395
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.875% 2043	935	967
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2005-A, RADIAN insured, 5.00% 2016	1,330	1,363
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 5.25% 2024	1,000	1,154
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	4,500	5,393
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 6.00% 2042	1,750	1,829
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 6.00% 2047	2,000	2,087
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.00% 2029	1,125	1,216
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	5,300	5,690
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2007-A, 5.40% 2027	3,000	3,079
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2007-A, 5.50% 2038	1,500	1,520
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	970	1,061
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	6,090	6,656
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Cottage Health System Obligated Group), Series 2010, 5.00% 2040	2,000	2,095
The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California — Page 4 of 18

Bonds, notes & other debt instruments California (continued) State issuers (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2032	$700	$742
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2047	2,100	2,173
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2019	1,000	1,042
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2041	1,500	1,611
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2006-A, 4.75% 2026	2,000	2,019
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2006-A, 4.875% 2036	6,500	6,460
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2009, 7.25% 2041	2,000	2,296
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 5.50% 2026	3,500	3,816
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040	4,750	5,106
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase I), Series 2011, 5.375% 2038	1,260	1,345
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2017	2,565	2,751
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2020	1,000	1,051
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2026	2,980	3,059
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2038	2,000	2,026
Trustees of the California State University, Systemwide Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	3,000	3,484
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2019	1,000	1,156
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2021	2,000	2,260
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.625% 2029	2,780	3,253
Various Purpose G.O. Bonds, 5.00% 2038	3,000	3,306
Various Purpose G.O. Bonds, 5.25% 2028	2,000	2,341
Various Purpose G.O. Bonds, 5.25% 2028	5,000	5,860
Various Purpose G.O. Bonds, 6.00% 2038	7,000	8,247
Various Purpose G.O. Bonds, 6.00% 2039	2,000	2,402
Various Purpose G.O. Bonds, 6.50% 2033	5,000	6,089
Various Purpose G.O. Ref. Bonds, 5.25% 2030	2,000	2,311
Veterans G.O. Bonds, Series CD, AMT, 4.55% 2029	3,310	3,333
		515,910
The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California — Page 5 of 18

Bonds, notes & other debt instruments California (continued) City & county issuers 54.10%	Principal amount (000)	Value (000)
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 6.00% 2039	$3,000	$3,560
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Issue 34-E, AMT, 5.75% 2019	3,500	4,062
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2009-A, 4.90% 2029	5,000	5,648
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2010-F, 5.00% 2040	3,000	3,187
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2011-F, AMT, 5.00% 2028	2,630	2,914
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2028	1,000	1,116
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2030	1,000	1,103
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	1,700	1,984
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	6,375	7,340
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project), Series 1997-C, Assured Guaranty Municipal insured, 0% 2022	2,000	1,571
Anaheim Public Fncg. Auth., Rev. Ref. Bonds (Electric Distribution System Ref.), Series 2012-A, 5.00% 2027	3,500	4,022
Antelope Valley Community College Dist., Election of 2004 G.O. Bonds (Kern and Los Angeles Counties), Series 2004-C, National insured, 5.00% 2023 (preref. 2017)	1,000	1,133
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Health Fac. Rev. Bonds (Institute on Aging), Series 2008-A, 5.65% 2038	1,665	1,795
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	6,000	6,680
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House), Series 2010, 4.00% 2016	3,000	3,008
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House), Series 2010, 6.00% 2030	2,000	2,279
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House), Series 2010, 6.125% 2040	3,000	3,406
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2032	5,000	5,560
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 4.75% 2034	675	685
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2021	1,000	1,068
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2024	1,100	1,150
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2025	2,605	2,707
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2011, 6.125% 2041	3,000	3,321
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-A, 5.00% 2032	1,000	1,054
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-A, 5.00% 2047	4,000	4,136
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-B, 5.00% 2019	545	598
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-B, 5.00% 2021	265	291
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-C-3, 2.15% 2019	3,875	3,814
The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California — Page 6 of 18

Bonds, notes & other debt instruments California (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2021	$1,000	$1,109
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2035	4,600	4,737
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2009-B, 6.25% 2039	4,000	4,627
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2011-A, 6.00% 2030	1,000	1,210
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2014-A, 5.00% 2043	1,000	1,082
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2007-B, 5.00% 2027	3,445	3,551
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2007-B, 5.00% 2034	2,620	2,701
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 0.96% 2045 (put 2023)[1]	2,000	1,977
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.00% 2039 (preref. 2018)	2,000	2,308
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.125% 2047 (preref. 2018)	6,000	6,951
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.125% 2039 (preref. 2019)	2,000	2,366
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.625% 2044 (preref. 2019)	1,670	2,014
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special Tax Bonds, Series 2012, 5.00% 2026	500	515
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Ref. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2024	1,500	1,554
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Ref. Bonds, Series 2005-B, AMT, AMBAC insured, 5.25% 2019	1,500	1,566
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds (Alameda County Tobacco Asset Securitization Corp.), Series 2002, 5.75% 2029	845	838
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area), Series 2007-C, 5.00% 2021	1,055	997
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area), Series 2007-C, 5.00% 2022	1,110	1,031
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area), Series 2007-C, 5.00% 2023	1,165	1,067
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area), Series 2007-C, 5.00% 2024	1,220	1,100
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area), Series 2007-C, 5.00% 2030	3,675	3,086
Cerritos Community College Dist. (Los Angeles County), Election of 2004, G.O. Bonds, Series 2012-D, 5.00% 2038	1,000	1,100
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2020	1,500	1,661
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series A, AMBAC insured, 5.00% 2017	1,000	1,123
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series A, AMBAC insured, 5.00% 2019	2,560	2,866
Certs. of Part., Palomar Pomerado Health, 6.00% 2030	1,500	1,564
Certs. of Part., Palomar Pomerado Health, 6.00% 2041	3,710	3,822
Certs. of Part., Palomar Pomerado Health, 6.75% 2039	3,500	3,774
Chula Vista Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2021	1,000	1,149
The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California — Page 7 of 18

Bonds, notes & other debt instruments California (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
Chula Vista Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2022	$1,500	$1,734
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project), Series 2011-C, 6.75% 2033	500	602
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project), Series 2011-C, 6.75% 2041	1,875	2,236
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project-Infrastructure), Series 2006-B, RADIAN insured, 5.00% 2036	5,000	5,072
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2009-D, 6.50% 2030	975	1,105
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2011-D, 7.00% 2033	810	934
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2011-D, 7.00% 2041	2,500	2,844
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2014-A, 5.00% 2043	2,100	2,258
City of Alhambra, Rev. Bonds (Atherton Baptist Homes Project), Series 2010-A, 7.625% 2040	3,250	3,430
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds, Series 2007, 5.00% 2027	1,195	1,232
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.25% 2032	1,350	1,350
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 5.00% 2035	1,300	1,368
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.00% 2030	945	950
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.05% 2035	1,330	1,336
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.), Series 1997-A, AMT, 4.90% 2023	1,000	1,023
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.), Series 2004-C, 5.875% 2034	2,260	2,607
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2004, 6.00% 2034 (preref. 2014)	1,000	1,005
City of Fullerton Public Fin. Auth., Tax Allocation Rev. Bonds, Series 2005, AMBAC insured, 5.00% 2017	2,785	2,911
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 11-1, 4.50% 2022	1,000	1,031
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 11-1, 4.75% 2023	750	774
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 11-1, 4.75% 2024	500	515
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 11-1, 4.875% 2025	400	412
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 12-1, 4.00% 2018	750	825
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 12-1, 4.00% 2020	1,000	1,101
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2024	825	924
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2025	710	788
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2028	1,050	1,137
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2036	1,350	1,375
City of Lake Elsinore, Community Facs. Dist. No. 2003-2 (Canyon Hills), Special Tax Bonds, Series 2004-A, 5.95% 2034	2,445	2,480
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1), Series 2005-A, 5.10% 2022	1,000	1,041
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1), Series 2005-A, 5.25% 2030	1,195	1,234
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1), Series 2005-A, 5.25% 2035	2,450	2,525
City of Loma Linda, Hospital Rev. Ref. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2021	3,000	3,038
City of Long Beach, Fncg. Auth. Rev. Ref. Bonds, Series 1992, AMBAC insured, 6.00% 2017	465	488
City of Long Beach, Harbor Rev. Bonds, Series 2014-C, 5.00% 2018	4,000	4,686
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2019	3,500	4,229
The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California — Page 8 of 18

Bonds, notes & other debt instruments California (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, National insured, 5.00% 2022	$1,300	$1,347
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-A, 5.00% 2027	2,000	2,324
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-B, 5.25% 2039	1,000	1,145
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Issue 1988, 7.60% 2018 (escrowed to maturity)	805	926
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2020	6,000	6,626
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2021	2,085	2,462
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2011-B, 5.00% 2023	1,000	1,189
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2008-A-2, 5.25% 2032	2,000	2,265
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2009-A, 5.00% 2027	1,500	1,729
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2009-A, 5.00% 2028	1,835	2,105
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2009-B, 5.25% 2023	1,500	1,785
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2009-A, 5.375% 2038	1,500	1,708
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2009-A, 5.375% 2039	4,500	5,175
City of Norco, Community Facs. Dist. No. 2001-1 (Norco Ridge Ranch), Special Tax Ref. Bonds, Issue of 2006, AMBAC insured, 4.875% 2033	3,705	3,730
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds (Serrano Heights Public Improvements), Series 2013, 5.00% 2024	820	940
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds (Serrano Heights Public Improvements), Series 2013, 5.00% 2025	1,725	1,959
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2015	2,390	2,461
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2016	1,475	1,572
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds, Series 2007, 5.05% 2027	2,740	2,817
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds, Series 2007, 5.10% 2037	1,820	1,844
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds, Series 2007, 5.25% 2027	1,000	1,031
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds, Series 2007, 5.375% 2037	1,000	1,021
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds, Series 2013-E, 5.00% 2030	1,250	1,365
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds, Series 2013-E, 5.25% 2025	2,565	2,949
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2021	1,150	1,344
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2022	1,500	1,756
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2024	1,250	1,467
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2025	1,000	1,160
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2028	1,245	1,414
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	10,825	12,486
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.50% 2030	8,000	8,891
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-2, 5.25% 2034	4,900	5,324
City of Santa Clara, Electric Rev. Ref. Bonds, Series 2011-A, 5.25% 2032	2,000	2,213
City of Santa Clara, Electric Rev. Ref. Bonds, Series 2011-A, 6.00% 2031	1,250	1,470
City of Thousand Oaks Community Facs. Dist. No. 1994-1, Special Tax Ref. Bonds (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Series 2012, 5.00% 2022	1,000	1,107
City of Thousand Oaks Community Facs. Dist. No. 1994-1, Special Tax Ref. Bonds (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Series 2012, 5.375% 2031	3,265	3,508
City of Torrance, Hospital Rev. Ref. Bonds (Torrance Memorial Medical Center), Series 2001-A, 5.50% 2031	1,000	1,002
City of Torrance, Rev. Bonds (Torrance Memorial Medical Center), Series 2010-A, 5.00% 2040	5,185	5,442
The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California — Page 9 of 18

Bonds, notes & other debt instruments California (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
City of Turlock, Health Fac. Rev. Certs. of Part. (Emanuel Medical Center, Inc.), Series 2007-A, 5.00% 2022	$1,500	$1,598
City of Turlock, Health Fac. Rev. Certs. of Part. (Emanuel Medical Center, Inc.), Series 2007-A, 5.125% 2027	4,455	4,761
City of Tustin, Community Facs. Dist. No. 07-1, Special Tax Bonds (Tustin Legacy/Retail Center), Series 2007, 6.00% 2037	1,485	1,544
City of Whittier, Health Fac. Rev. Bonds (PIH Health), Series 2014, 5.00% 2044	2,000	2,139
Community Facs. Dist. No. 1, Elk Grove Unified School Dist. (Sacramento County), 2012 Special Tax Ref. Bonds, 4.00% 2033	2,535	2,492
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds (Improvement Area No. 2), Series 2005-A, 5.25% 2030	1,000	1,011
Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Ref. Bonds, Series 2011-A, 5.00% 2028	895	972
Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Ref. Bonds, Series 2011-A, 5.00% 2029	1,430	1,545
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1), Series 2007, 4.75% 2027	1,000	1,017
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1), Series 2007, 4.875% 2037	310	311
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1), Series 2007, 5.00% 2037	2,500	2,521
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Ref. Bonds, Series 2014-A, 5.00% 2034	2,100	2,285
Community Facs. Dist. No. 2004-1, Temecula Valley Unified School Dist., Special Tax Bonds (Improvement Area A), Series 2007, 5.00% 2027	570	582
Community Facs. Dist. No. 2004-1, Temecula Valley Unified School Dist., Special Tax Bonds (Improvement Area A), Series 2007, 5.00% 2037	935	952
Community Facs. Dist. No. 2004-6, Moreno Valley Unified School Dist., Special Tax Bonds, Series 2005, 5.20% 2036	2,350	2,373
Community Facs. Dist. No. 2005-1, William S. Hart Union School Dist., Special Tax Bonds, Series 2006, 5.30% 2036	1,500	1,516
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera), Special Tax Ref. Bonds, Series 2005, FGIC-National insured, 5.00% 2016	2,120	2,228
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera), Special Tax Ref. Bonds, Series 2005, FGIC-National insured, 5.00% 2023	2,000	2,084
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds, Series 2011-A, 5.00% 2022	1,335	1,377
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds, Series 2011-A, 5.00% 2023	1,805	1,862
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds, Series 2011-A, 5.00% 2024	1,960	2,021
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds, Series 2011-A, 5.00% 2025	1,000	1,031
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds, Series 2011-A, 5.125% 2028	1,500	1,546
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds, Series 2011-A, 5.25% 2029	1,000	1,031
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2015	1,000	1,053
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2022	1,450	1,516
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2023	1,595	1,668
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2024	3,250	3,399
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.25% 2024	3,500	4,142
The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California — Page 10 of 18

Bonds, notes & other debt instruments California (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2006-B, 5.00% 2026	$1,735	$1,771
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2006-B, 5.00% 2036	1,695	1,726
County of Contra Costa Public Fncg. Auth., Lease Rev. Ref. Bonds (Medical Center Ref.), Series 2007-B, National insured, 5.00% 2017	5,000	5,533
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), 2012 Special Tax Rev. Ref. Bonds, 5.00% 2024	1,500	1,698
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), 2012 Special Tax Rev. Ref. Bonds, 5.00% 2025	2,585	2,897
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1, Limited Obligation Improvement Bonds (Group 1), 5.00% 2028	875	885
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1, Limited Obligation Improvement Bonds (Group 1), 5.10% 2033	970	980
County of Sacramento, Airport System Rev. Bonds, Series 2008-B, AMT, Assured Guaranty Municipal insured, 5.75% 2024	1,940	2,187
County of Sacramento, Single-family Mortgage Rev. Bonds (GNMA Mortgage-backed Securities Program), Issue 1987-A, AMT, 9.00% 2019 (escrowed to maturity)	1,500	2,040
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.00% 2017	3,870	4,320
County of San Diego, Certs. of Part. (Salk Institute for Biological Studies), 5.125% 2040	3,000	3,153
County of San Diego, Certs. of Part. (Salk Institute for Biological Studies), 5.25% 2030	2,000	2,153
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2010-B, 5.00% 2035	1,000	1,103
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds, Series 2008-A, AMT, 5.50% 2022	5,000	5,728
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds, Series 2009-A, 5.25% 2029	2,000	2,324
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds, Series 2010-A, 5.00% 2029	2,000	2,285
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2016	1,780	1,918
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2022	2,610	2,786
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2024	2,920	3,106
Folsom Public Fncg. Auth., Special Tax Rev. Bonds, Series 2007-A, AMBAC insured, 5.00% 2028	1,000	1,032
Folsom Public Fncg. Auth., Special Tax Rev. Bonds, Series 2007-B, 5.20% 2032	1,575	1,623
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	7,500	8,589
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-B-1, 5.00% 2053 (put 2018)	1,000	1,097
Housing Auth. of the City of Los Angeles, Mortgage Rev. Ref. Bonds (Property Acquisition Refundings), Series 2009-A, 6.375% 2039	2,000	2,100
Housing Auth. of the City of Los Angeles, Multi-family Housing Rev. Ref. Bonds, Series 2007-A, 5.00% 2037	3,465	3,569
Housing Auth. of the City of Los Angeles, Multi-family Housing Rev. Ref. Bonds, Series 2007-A, 5.05% 2037	455	469
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-A, 5.00% 2026	1,500	1,531
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-A, 5.00% 2031	2,000	2,028
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-A, 5.125% 2041	4,200	4,250
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-B, 5.85% 2041	1,150	1,162
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Santa Rosa Leisure Mobilehome Park), Series 2007-A, 5.60% 2037	1,590	1,620
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Santa Rosa Leisure Mobilehome Park), Series 2007-A, 5.70% 2047	1,845	1,876
The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California — Page 11 of 18

Bonds, notes & other debt instruments California (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park), Series 2007-A, 4.50% 2027	$1,605	$1,642
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park), Series 2007-A, 4.50% 2032	1,005	1,020
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park), Series 2007-A, 5.00% 2047	3,000	3,060
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2027	1,000	1,131
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2042	1,000	1,072
Lancaster Redev. Agcy., Combined Redev. Project Areas (Housing Programs), Tax Allocation Ref. Bonds, Series 2003, National insured, 5.25% 2018	1,935	2,163
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2027	2,000	2,265
Lincoln Public Fin. Auth., Special Tax Rev. Bonds, Series 2007-A, AMBAC insured, 4.50% 2034	3,615	3,628
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2021	1,220	1,430
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2024	1,000	1,138
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2025	1,000	1,128
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2026	1,000	1,118
Long Beach Community College Dist. (Los Angeles County), G.O. Bonds, 2008 Election, Series 2012-B, 5.00% 2026	3,575	4,193
Los Angeles Community College Dist. (County of Los Angeles), G.O. Bonds, 2008 Election, Series 2010-C, 5.25% 2039	1,000	1,150
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2020	3,000	3,465
Los Angeles County Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds, Series 2009-E, 5.00% 2026	2,000	2,300
Los Angeles County Sanitation Districts Fncg. Auth., Capital Projects Rev. Ref. Bonds (Dist. No. 14 Rev. Bonds), Series 2005-B, FGIC-National insured, 5.00% 2020	1,000	1,054
Los Angeles County, Regional Fncg. Auth., Insured Rev. Bonds (MonteCedro Inc. Project), Series 2014-A, 5.00% 2044	1,000	1,072
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Bonds, Election of 2004, Series 2009-I, 5.00% 2034	2,000	2,248
Los Rios Community College Dist. (Sacramento County), 2012 G.O. Ref. Bonds, 5.00% 2028	3,000	3,448
Manhattan Beach Unified School Dist. (Los Angeles County), G.O. Bonds, Series 1999-C, FGIC-National insured, 0% 2024	3,500	2,596
Metropolitan Water Dist. of Southern California, Waterworks Rev. Ref. Bonds, Series 2012-B-2, 0.41% 2027 (put 2015)[1]	5,000	5,006
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	2,100	2,741
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds, Series 2007-B-1, FGIC-National insured, 5.00% 2023 (preref. 2014)	155	155
Municipal Improvement Corp. of Los Angeles, Lease Rev. Ref. Bonds (Capital Equipment), Series 2008-A, 5.00% 2025	3,000	3,230
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2022	1,000	1,129
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2024	1,000	1,103
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2031	3,000	3,151
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2018	1,000	1,146
Oakland Unified School Dist., (County of Alameda), G.O. Bonds, Series 2013, 6.625% 2038	4,000	4,755
Ohlone Community College Dist. (Alameda County), G.O. Ref. Bonds, Series 2012, 5.00% 2024	2,000	2,406
Ohlone Community College Dist. (Alameda County), G.O. Ref. Bonds, Series 2012, 5.00% 2026	2,500	2,938
Orange County Sanitation Dist., Certs. of Part., Series 2007-B, Assured Guaranty Municipal insured, 5.00% 2026 (preref. 2017)	3,000	3,340
Orange County Sanitation Dist., Certs. of Part., Series 2009-A, 5.00% 2027	3,500	3,993
Orange County Sanitation Dist., Certs. of Part., Series 2009-A, 5.00% 2029	3,000	3,391
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2011, 6.125% 2041	2,340	2,412
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2023	4,220	4,682
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2024	1,000	1,109
The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California — Page 12 of 18

Bonds, notes & other debt instruments California (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2029	$2,000	$2,192
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2026	3,000	3,395
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2033	2,000	2,134
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds, Series 2006, 5.25% 2036	2,750	2,798
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Bonds, Series 2012, 5.00% 2033	1,000	1,067
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Bonds, Series 2012, 5.00% 2036	600	633
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 5.00% 2030	1,000	1,100
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2011, 5.125% 2028	2,315	2,388
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2011, 5.375% 2031	2,270	2,342
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.25% 2034	1,500	1,713
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.375% 2034	2,000	2,298
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Ref. Bonds, Series 2009-B, 5.00% 2022	2,000	2,343
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	5,000	5,799
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds, Series 2009-A, 5.00% 2023	3,000	3,540
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds, Series 2009-A, 5.00% 2024	2,000	2,345
Rancho Santiago Community College Dist. (Orange County), G.O. Ref. Bonds, Series 2005, Assured Guaranty Municipal insured, 5.25% 2020	2,000	2,446
Redding Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2029	655	656
Redding Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2036	1,585	1,586
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds (Mission Bay South Public Improvements), Series 2013-A, 5.00% 2024	1,510	1,696
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds (Mission Bay South Public Improvements), Series 2013-A, 5.00% 2028	1,400	1,536
Redev. Agcy. of the City of Fullerton, Certs. of Part. (Southern California College of Optometry), RADIAN insured, 5.00% 2016	1,990	2,140
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project), Series 2010-A-1, 4.00% 2016	1,250	1,328
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project), Series 2004-A, National insured, 4.54% 2018	3,000	3,006
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project), Series 2006-C, National insured, 3.75% 2028	1,220	1,182
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project), Series 2006-D, AMBAC insured, 5.00% 2018	1,000	1,094
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project), Series 2006-D, AMBAC insured, 5.00% 2021	2,000	2,152
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2024	4,310	2,533
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2025	4,000	2,154
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds (Earthquake Recovery Redev. Project), 5.00% 2032	2,000	2,180
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds (Earthquake Recovery Redev. Project), 5.875% 2036	1,250	1,432
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds (Earthquake Recovery Redev. Project), 5.875% 2042	2,500	2,845
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project), Series 2006-A, FGIC-National insured, 5.00% 2019	1,015	1,087
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project), Series 2006-A, FGIC-National insured, 5.00% 2020	2,025	2,154
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project), Series 2006-A, FGIC-National insured, 5.00% 2022	2,300	2,425
The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California — Page 13 of 18

Bonds, notes & other debt instruments California (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project), Series 2005-A, RADIAN insured, 5.00% 2017	$1,395	$1,443
Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project), Series 2005-A, RADIAN insured, 5.00% 2020	1,730	1,779
Rio Elementary School Dist., Community Facs. Dist. #1, Special Tax Bonds, Series 2013, 5.50% 2039	2,750	3,005
Rio Hondo Community College Dist. (County of Los Angeles), G.O. Bonds, 2004 Election, Series 2010-C, 0% 2028	1,000	567
Rio Hondo Community College Dist. (County of Los Angeles), G.O. Bonds, 2004 Election, Series 2010-C, 0% 2029	2,000	1,074
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (County of Riverside Redev. Projects), Series 2005-A, XLCA insured, 5.00% 2023	2,000	2,027
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley, Desert Communities and Interstate 215 Corridor Redev. Projects), Series 2006-A, National insured, 5.00% 2020	2,255	2,379
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley, Desert Communities and Interstate 215 Corridor Redev. Projects), Series 2006-A, National insured, 5.00% 2021	2,885	3,027
Riverside County Transportation Commission, Toll Rev. Bonds, Series 2013-A, 5.75% 2044	2,500	2,802
Riverside County Transportation Commission, Toll Rev. Bonds, Series 2013-A, 5.75% 2048	3,000	3,352
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2017	1,000	1,082
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2022	4,920	5,548
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2024	3,300	3,730
Sacramento City Fncg. Auth., Rev. Bonds (City Hall and Redev. Projects), Series 2002-A, Assured Guaranty Municipal insured, 5.25% 2016	470	472
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project), Series 2009, 5.25% 2020	995	1,191
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project), Series 2009, 5.25% 2021	900	1,082
Sacramento County Sanitation Districts Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.), Series 2007-B, FGIC-National insured, 0.682% 2035[1]	13,500	11,805
Sacramento County Water Fncg. Auth., Rev. Ref. Bonds (Sacramento County Water Agcy. Zones 40 and 41 2007 Water System Project), Series 2007-B, FGIC-National insured, 0.702% 2034[1]	5,000	4,410
Sacramento Municipal Utility Dist. Fncg. Auth., Cosumnes Project Rev. Bonds, Series 2006, National insured, 5.125% 2029	10,000	10,655
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024	2,000	2,383
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.70% 2017	2,500	2,882
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.80% 2019	3,000	3,661
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 2013-A, 5.00% 2041	4,500	4,959
Sacramento Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2036	1,000	1,068
Sacramento Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2042	3,000	3,190
San Bernardino County, Alta Loma School Dist., 1999 Election G.O. Bonds, Series A, FGIC-National insured, 0% 2021	2,500	2,083
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Ref. Bonds, 6.625% 2026	5,000	5,006
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2028	1,000	1,127
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2030	1,550	1,726
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2034	2,000	2,178
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2013-B, AMT, 5.00% 2043	2,000	2,146
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2017	1,645	1,735
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2018	1,715	1,802
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2019	1,230	1,288
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2021	1,005	1,044
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2022	2,065	2,138
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2034	4,000	4,078
San Diego Unified School Dist., G.O. Bonds (Election of 2012), Series 2013-C, 5.00% 2035	2,000	2,252
San Francisco Municipal Transportation Agcy., Rev. Bonds, Series 2012-B, 5.00% 2042	5,000	5,504
The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California — Page 14 of 18

Bonds, notes & other debt instruments California (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex), Series 2005-A, FGIC-National insured, 5.00% 2019	$2,195	$2,327
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2019 (escrowed to maturity)	4,150	3,959
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2023 (escrowed to maturity)	5,900	4,891
San Mateo County Community College Dist. (County of San Mateo), Election of 2005 G.O. Bonds (Capital Appreciation Bonds), Series 2006-B, National insured, 0% 2035	5,000	2,143
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects Program), Series 1993-A, National insured, 5.125% 2018	2,700	3,142
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds (Valley Medical Center), Series 2008-A, 5.00% 2022	4,500	5,134
Santa Clara County, Mountain View Shoreline Regional Park Community, Rev. Bonds, Series 2011-A, 5.625% 2035	1,300	1,428
Saugus Union School Dist., 2006 G.O. Ref. Bonds, Current Interest Bonds (Los Angeles County), FGIC-National insured, 5.25% 2021	2,000	2,430
Sonoma-Marin Area Rail Transit Dist., Measure Q Sales Tax Rev. Bonds, Series 2011-A, 5.00% 2028	3,500	3,983
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds (Ladera Ranch), Series 2005-A, AMBAC insured, 5.00% 2020	1,000	1,032
South Placer Wastewater Auth., Wastewater Rev. Ref. Bonds, Series 2011-C, 5.25% 2023	2,000	2,323
South Tahoe Redev. Agcy. Community Facs. Dist. No. 2001-1, Special Tax Ref. Bonds (Park Avenue Project, Heavenly Village), Series 2007, 5.00% 2031	1,225	1,262
Southeast Resource Recovery Fac. Auth., Lease Rev. Ref. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2016	1,500	1,506
Southeast Resource Recovery Fac. Auth., Lease Rev. Ref. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2017	2,655	2,666
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2018	1,200	1,195
Successor Agcy. to Morgan Hill Redev. Agcy., Rev. Ref. Bonds, Series 2013-A, 5.00% 2031	3,000	3,356
Successor Agcy. to the Emeryville Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2023	2,500	3,005
Successor Agcy. to the Inland Valley Dev. Agcy., Tax Allocation Ref. Bonds, Series 2014-A 5.00% 2044	7,500	8,015
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2013-A, 5.00% 2028	2,130	2,358
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2014-A, 5.00% 2029	1,000	1,142
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2014-A, 5.00% 2032	1,515	1,692
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2014-A, 5.00% 2034	2,150	2,381
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.00% 2037	5,930	4,720
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	7,800	5,888
Turlock Irrigation Dist., Rev. Ref. Bonds, Series 2010-A, 5.00% 2035	2,000	2,139
Turlock Irrigation Dist., Rev. Ref. Bonds, Series 2011, 5.50% 2041	3,000	3,361
Val Verde Unified School Dist., Certs. of Part. (Ref. and School Construction Project), Series 2005-B, FGIC insured, 5.00% 2018 (preref. 2015)	325	332
Ventura County Public Fncg. Auth., Lease Rev. Bonds, Series 2013-A, 5.00% 2043	3,000	3,285
Walnut Energy Center Auth., Rev. Ref. Bonds, Series 2010-A, 5.00% 2035	2,000	2,152
Walnut Energy Center Auth., Rev. Ref. Bonds, Series 2010-A, 5.00% 2040	2,000	2,135
Washington Township Health Care Dist., Rev. Bonds, Series 2010-A, 5.00% 2025	1,500	1,599
Washington Township Health Care Dist., Rev. Bonds, Series 2010-A, 5.25% 2030	2,000	2,123
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 1999, 5.125% 2023	1,000	1,001
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2024	1,590	1,667
The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California — Page 15 of 18

Bonds, notes & other debt instruments California (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2026	$1,750	$1,819
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2028	1,930	1,984
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2032	1,565	1,602
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2037	1,135	1,158
West Contra Costa Unified School Dist. (Contra Costa County), G.O. Ref. Bonds, Series 2012, 5.00% 2027	3,000	3,393
West Contra Costa Unified School Dist. (Contra Costa County), G.O. Ref. Bonds, Series 2012, 5.00% 2032	3,500	3,852
West Hollywood Community Dev. Commission, Tax Allocation Bonds (East Side Redev. Project), Series 2011-A, 7.50% 2042	1,250	1,509
Whittier Redev. Agcy., Tax Allocation Bonds (Commercial Corridor Redev. Project), Series 2007-A, 5.00% 2038	1,200	1,124
		821,033
Guam 0.86%
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2023	2,000	2,275
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.125% 2042	1,500	1,583
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.50% 2040	4,000	4,494
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	2,350	2,601
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2040	2,000	2,166
		13,119
Puerto Rico 1.85%
Aqueduct and Sewer Auth., Rev. Bonds, Series A, Assured Guaranty insured, 5.00% 2028	3,000	2,833
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	4,500	3,079
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2021	500	486
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	7,150	7,363
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	1,830	2,439
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	170	227
Public Improvement Ref. Bonds (G.O. Bonds), Series 2006-A, 5.00% 2023	2,000	1,538
Public Improvement Ref. Bonds (G.O. Bonds), Series 2012-A, 5.50% 2039	1,000	740
Public Improvement Ref. Bonds (G.O. Bonds), Series 2014-A, 8.00% 2035	5,350	4,824
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	2,500	1,793
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.50% 2042	3,710	2,676
		27,998
Virgin Islands 1.02%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2019	1,750	1,957
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2037	1,000	1,102
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-A, 5.00% 2029	2,000	2,147
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2018	2,000	2,245
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2025	2,250	2,424
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2022	3,500	3,761
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	1,750	1,880
		15,516
Total bonds, notes & other debt instruments (cost: $1,310,498,000)		1,393,576
The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California — Page 16 of 18

Short-term securities 7.51%	Principal amount (000)	Value (000)
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Series 2004-A, U.S. Bank LOC, 0.04% 2029[1]	$1,260	$1,260
County of Los Angeles, 2014-15 Tax and Rev. Anticipation Notes, 1.50% 2015	11,335	11,480
County of Ventura, 2014-15 Tax and Rev. Anticipation Notes 1.50% 2015	15,000	15,189
Dept. of Water and Power of the City of Los Angeles, Power System Demand Rev. Bonds, Series 2001-B, Subseries B-6, 0.04% 2034[1]	8,900	8,900
Econ. Recovery Bonds, Series 2004-C-4, JPMorgan Chase LOC, 0.04% 2023[1]	2,000	2,000
Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 0.03% 2035[1]	3,600	3,600
Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-B, 0.03% 2035[1]	3,650	3,650
Health Facs. Fncg. Auth. Rev. Bonds (Scripps Health), Series 2008-B, 0.03% 2031[1]	4,000	4,000
Health Facs. Fncg. Auth., Rev. Bonds (St. Joseph Health System), Series 2011-B, 0.05% 2041[1]	7,900	7,900
Infrastructure and Econ. Dev. Bank, Ref. Rev. Bonds (Pacific Gas and Electric Company), Series 2009-D, 0.03% 2016[1]	1,600	1,600
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Pacific Gas and Electric Company), Series 2009-C, 0.03% 2016[1]	1,000	1,000
Pollution Control Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project), Series 2000, AMT, 0.02% 2017[1]	1,000	1,000
Pollution Control Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project), Series 2001, AMT, 0.04% 2029[1]	3,350	3,350
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-C, JPMorgan Chase LOC, 0.04% 2026[1]	4,800	4,800
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-E, JPMorgan Chase LOC, 0.04% 2026[1]	2,900	2,900
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-F, JPMorgan Chase LOC, 0.04% 2026[1]	9,900	9,900
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1997-B, AMT, JPMorgan Chase LOC, 0.06% 2026[1]	18,900	18,900
Statewide Communities Dev. Auth., Multi-family Housing Rev. Bonds (IAC Project), Series 2001-W-1, AMT, Wells Fargo Bank LOC, 0.07% 2034[1]	4,600	4,600
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2002, 0.03% 2024[1]	2,265	2,265
Statewide Communities Dev. Auth., Rev. Ref. Bonds (John Muir Health), Series 2008-C, Wells Fargo Bank LOC, 0.05% 2027[1]	5,595	5,595
Total short-term securities (cost: $113,887,000)		113,889
Total investment securities 99.33% (cost: $1,424,385,000)		1,507,465
Other assets less liabilities 0.67%		10,207
Net assets 100.00%		$1,517,672
[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $30,240,000, which represented 1.99% of the net assets of the fund.
The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California — Page 17 of 18

Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of Credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-012-0313O-S32842	The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California — Page 18 of 18

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and The Tax-Exempt Fund of California

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the investment portfolios (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and The Tax-Exempt Fund of California (the “Funds”) at July 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods presented (other than as noted below for The Tax-Exempt Fund of California), in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and investment portfolios (hereafter referred to as "financial statements") are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2014 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion. The financial statements of The Tax-Exempt Fund of California as of July 31, 2013, and for the fiscal years ended through July 31, 2013 as appearing herein, were audited by other auditors whose report dated September 9, 2013, expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Los Angeles, California

September 9, 2014

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS TAX-EXEMPT SERIES II

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: September 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: September 30, 2014

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: September 30, 2014